As filed with Securities and Exchange Commission on November 5, 2010.
File Nos. 002-87775 and 811-04815
===============================================================
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933 [X]

Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. 50 [X]
and/or
Registration Statement Under the Investment Company Act of 1940 [X]
Amendment No. 52 [X]
-----------------------------------
ULTRA SERIES FUND
550 Science Drive
Madison, WI 53711
(800) 767-0300
(Registrant's Exact Name, Address and Telephone Number)

Pamela M. Krill
General Counsel and Chief Legal Officer
Madison Asset Management, LLC
550 Science Drive
Madison, WI 53711
(Name and Address of Agent for Service)

--------------------------------------------
It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on November 30, 2010 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

===============================================================

ULTRA SERIES FUND

Prospectus – <r>January 1, 2011</r>

Target Date Funds
<r>(Class I shares only)</r>
Target Retirement 2020 Fund
Target Retirement 2030 Fund
Target Retirement 2040 Fund
Target Retirement 2050 Fund

As with all  mutual  funds,  the  Securities  and  Exchange  Commission has not approved  or  disapproved  the shares in these funds,  nor does the  Commission guarantee  the  accuracy or adequacy of the prospectus.  Any statement to the contrary is a criminal offense.

ULTRA SERIES FUND

TABLE OF CONTENTS

FUND SUMMARY
Target Retirement 2020 Fund	1
Target Retirement 2030 Fund	4
Target Retirement 2040 Fund	7
Target Retirement 2050 Fund	10
THE SHARES
Offer	13
Pricing of Fund Shares	13
Purchase and Redemption	14
Conflicts	14
Frequent Trading	14
Disclosure of Portfolio Holdings	15
Dividends	15
Taxes	15
INVESTMENT ADVISER	15
PORTFOLIO MANAGEMENT	16
FINANCIAL HIGHLIGHTS	16
MORE INFORMATION ABOUT ULTRA SERIES FUND	19

Please note that an investment in any of these funds is not a deposit in a credit union or other financial institution and is neither insured nor endorsed in any way by any credit union, other financial institution, or government agency.

FUND SUMMARY

TARGET RETIREMENT 2020 FUND

Investment Objective
The Target Retirement 2020 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.40%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses1	0.01%
Annual Fund Operating Expenses	0.41%
Plus: Acquired Fund Fees and Expenses	0.78%
Total Annual Fund Operating Expenses	1.19%
Less: Fee Waivers and/or Expense Reimbursements2	(0.20%)
Net Expenses	0.99%
_____________________________________________________

1 Under a separate limited services agreement with the fund, the fund’s investment adviser, Madison Asset Management, LLC (“Madison”), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund’s expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008.  In effect, the agreement serves as a fee cap, capping fees at $337.

2 The Fund’s investment adviser has contractually agreed to waive its management fee from 0.40% to 0.20% annualized based on daily average net assets until April 30, 2011.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$ 101	$ 359	$ 637	$1,438

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies
The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2020.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

           0-10%           money market funds;
           30-60%                      U.S. and international bond funds;
           0-15%                      high income funds;
           30-60%                      U.S. stock funds;
           5-20%                      international stock funds; and
           0-15%           other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 50% of the fund’s net assets, at the time of purchase, in affiliated underlying funds.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owing the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform <r>compared to</r> other funds with a similar investment objective.

Market and Financial Risk.  The fund  is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.  Index returns shown do not reflect fees, expenses or taxes.

The investment adviser to the fund waived 0.20% of its 0.40% annualized management fee for the period October 1, 2009 through December 31, 2009.   If a portion of the management fee not been waived, returns in the charts below would have been lower.

Calendar Year Total Returns for Class I Shares
Best Calendar Quarter:	2Q 2009	15.29%
Worst Calendar Quarter:	4Q 2008	-19.67%

Average Annual Total Returns
For Periods Ended December 31, 2009
	1 Year	Since Inception 10/1/2007
Class I Shares	28.93%	-8.54%
Dow Jones Global Target 2020 Index	20.94%	-2.82%

Portfolio Management
Beginning July 1, 2009, the fund’s investment adviser changed from MEMBERS Capital Advisors, Inc. to Madison Asset Management, LLC.  David Hottmann, CPA and CFA (Portfolio Manager) and Patrick Ryan, CFA (Portfolio Manager) co-manage the fund.  Mr. Hottmann has served in this capacity since September 2009 and Mr. Ryan has served in this capacity since October 2007.

Purchase and Sale of Fund Shares
Class I shares of the fund are offered to separate accounts of CUNA Mutual Insurance Society (“CUNA Mutual Accounts”) and to  certain of its pension plans (“CUNA Mutual Plans”).  Investments in the fund by CUNA Mutual Accounts are made through variable annuity or variable life insurance contracts (collectively, “variable contracts”).  Net purchase or redemption payments under the variable contracts and CUNA Mutual Plans will be invested or redeemed (without sales or redemption charges) in shares of the fund at the net asset value next determined after the fund receives the order.  Please refer to the variable contract prospectus or plan documents for further information.

Tax Information
The fund generally distributes most or all of its net investment income and capital gains.  Capital gain distributions, if any, are typically made in December.  Income distributions are declared and paid annually.  Distributions that you receive from the fund are not taxable, nor are gains realized upon the sale or redemption of fund shares, until such distributions or gains are withdrawn from the variable contract or CUNA Mutual Plan.  Please refer to the variable contract prospectus or plan documents for further information.

Financial Intermediary Compensation
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund and/or the fund’s investment adviser may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment.  Ask your financial advisor for more information.

FUND SUMMARY

TARGET RETIREMENT 2030 FUND

Investment Objective
The Target Retirement 2030 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.40%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses1	0.01%
Annual Fund Operating Expenses	0.41%
Plus: Acquired Fund Fees and Expenses	0.81%
Total Annual Fund Operating Expenses	1.22%
Less: Fee Waivers and/or Expense Reimbursements2	(0.20%)
Net Expenses	1.02%
_____________________________________________________

1 Under a separate limited services agreement with the fund, the fund’s investment adviser, Madison Asset Management, LLC (“Madison”), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund’s expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008.  In effect, the agreement serves as a fee cap, capping fees at $245.

2 The Fund’s investment adviser has contractually agreed to waive its management fee from 0.40% to 0.20% annualized based on daily average net assets until April 30, 2011.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$ 104	$ 368	$ 653	$1,472

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs.    These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Principal Investment Strategies
The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2030.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

           0-10%           money market funds;
           20-50%                      U.S. and international bond funds;
           0-15%                      high income funds;
           40-70%                      U.S. stock funds;
           5-25%                      international stock funds; and
           0-15%           other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 50% of the fund’s net assets, at the time of purchase, in affiliated underlying funds.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owing the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform <r>compared to</r> other funds with a similar investment objective.

Market and Financial Risk.  The fund  is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.  Index returns shown do not reflect fees, expenses or taxes.

The investment adviser to the fund waived 0.20% of its 0.40% annualized management fee for the period October 1, 2009 through December 31, 2009.   If a portion of the management fee not been waived, returns in the charts below would have been lower.

Calendar Year Total Returns for Class I Shares
Best Calendar Quarter:	2Q 2009	16.77%
Worst Calendar Quarter:	4Q 2008	-21.65%

Average Annual Total Returns
For Periods Ended December 31, 2009
	1 Year	Since Inception 10/1/07
Class I Shares	30.94%	-10.09%
Dow Jones Global Target 2030 Index	29.49%	-6.16%

Portfolio Management
Beginning July 1, 2009, the fund’s investment adviser changed from MEMBERS Capital Advisors, Inc. to Madison Asset Management, LLC.  David Hottmann, CPA and CFA (Portfolio Manager) and Patrick Ryan, CFA (Portfolio Manager) co-manage the fund.  Mr. Hottmann has served in this capacity since September 2009 and Mr. Ryan has served in this capacity since October 2007.

Purchase and Sale of Fund Shares
Class I shares of the fund are offered to separate accounts of CUNA Mutual Insurance Society (“CUNA Mutual Accounts”) and to  certain of its pension plans (“CUNA Mutual Plans”).  Investments in the fund by CUNA Mutual Accounts are made through variable annuity or variable life insurance contracts (collectively, “variable contracts”).  Net purchase or redemption payments under the variable contracts and CUNA Mutual Plans will be invested or redeemed (without sales or redemption charges) in shares of the fund at the net asset value next determined after the fund receives the order.  Please refer to the variable contract prospectus or plan documents for further information.

Tax Information
The fund generally distributes most or all of its net investment income and capital gains.  Capital gain distributions, if any, are typically made in December.  Income distributions are declared and paid annually.  Distributions that you receive from the fund are not taxable, nor are gains realized upon the sale or redemption of fund shares, until such distributions or gains are withdrawn from the variable contract or CUNA Mutual Plan.  Please refer to the variable contract prospectus or plan documents for further information.

Financial Intermediary Compensation
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund and/or the fund’s investment adviser may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment.  Ask your financial advisor for more information.

FUND SUMMARY

TARGET RETIREMENT 2040 FUND

Investment Objective
The Target Retirement 2040 Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.40%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses1	0.01%
Annual Fund Operating Expenses	0.41%
Plus: Acquired Fund Fees and Expenses	0.82%
Total Annual Fund Operating Expenses	1.23%
Less: Fee Waivers and/or Expense Reimbursements2	(0.20%)
Net Expenses	1.03%
_____________________________________________________

1 Under a separate limited services agreement with the fund, the fund’s investment adviser, Madison Asset Management, LLC (“Madison”), has agreed, for the period July 1, 2009 through June 30, 2011, to maintain the fund’s expenses (other than brokerage commissions, Rule 12b-1 fees, acquired fund fees and extraordinary expenses) at no more than the amount of such expenses incurred by the fund for the fiscal year ended December 31, 2008.  In effect, the agreement serves as a fee cap, capping fees at $213.

2 The Fund’s investment adviser has contractually agreed to waive its management fee from 0.40% to 0.20% annualized based on daily average net assets until April 30, 2011.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$ 105	$ 371	$ 659	$1,484

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies
The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2040.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

           0-10%           money market funds;
           10-40%                      U.S. and international bond funds;
           0-15%                      high income funds;
           50-80%                      U.S. stock funds;
           5-30%                      international stock funds; and
           0-15%           other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 50% of the fund’s net assets, at the time of purchase, in affiliated underlying funds.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owing the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform <r>compared to</r> other funds with a similar investment objective.

Market and Financial Risk.  The fund  is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund.  The bar chart shows how the fund’s investment results have varied from year to year.  The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance.  Neither the bar chart nor the table reflect charges deducted in connection with variable contracts.  If these charges were reflected, returns would be less than those shown.  The fund’s past performance is not necessarily an indication of its future performance.  Updated performance information current to the most recent month-end is available at no cost by calling 1-800-670-3600.  Index returns shown do not reflect fees, expenses or taxes.

The investment adviser to the fund waived 0.20% of its 0.40% annualized management fee for the period October 1, 2009 through December 31, 2009.   If a portion of the management fee not been waived, returns in the charts below would have been lower.

Calendar Year Total Returns for Class I Shares
Best Calendar Quarter:	2Q 2009	18.13%
Worst Calendar Quarter:	4Q 2008	-23.55%

Average Annual Total Returns
For Periods Ended December 31, 2009
	1 Year	Since Inception 10/1/07
Class I Shares	31.64%	-12.19%
Dow Jones Global Target 2040 Index	34.63%	-7.84%

Portfolio Management
Beginning July 1, 2009, the fund’s investment adviser changed from MEMBERS Capital Advisors, Inc. to Madison Asset Management, LLC.  David Hottmann, CPA and CFA (Portfolio Manager) and Patrick Ryan, CFA (Portfolio Manager) co-manage the fund.  Mr. Hottmann has served in this capacity since September 2009 and Mr. Ryan has served in this capacity since October 2007.

Purchase and Sale of Fund Shares
Class I shares of the fund are offered to separate accounts of CUNA Mutual Insurance Society (“CUNA Mutual Accounts”) and to  certain of its pension plans (“CUNA Mutual Plans”).  Investments in the fund by CUNA Mutual Accounts are made through variable annuity or variable life insurance contracts (collectively, “variable contracts”).  Net purchase or redemption payments under the variable contracts and CUNA Mutual Plans will be invested or redeemed (without sales or redemption charges) in shares of the fund at the net asset value next determined after the fund receives the order.  Please refer to the variable contract prospectus or plan documents for further information.

Tax Information
The fund generally distributes most or all of its net investment income and capital gains.  Capital gain distributions, if any, are typically made in December.  Income distributions are declared and paid annually.  Distributions that you receive from the fund are not taxable, nor are gains realized upon the sale or redemption of fund shares, until such distributions or gains are withdrawn from the variable contract or CUNA Mutual Plan.  Please refer to the variable contract prospectus or plan documents for further information.

Financial Intermediary Compensation
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund and/or the fund’s investment adviser may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment.  Ask your financial advisor for more information.

FUND SUMMARY

TARGET RETIREMENT 2050 FUND

Investment Objective
The Target Retirement <r>2050</r> Fund seeks to provide capital appreciation and current income consistent with its current asset allocation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  Actual expenses may be greater or less than those shown.  The expenses do not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Shareholder Fees: (fees paid directly from your investment)	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (as a percentage of amount redeemed)	None
Redemption Fee Within 30 days of Purchase (as a percentage of amount redeemed)	None

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)	Class I
Management Fees	0.40%
Distribution and/or Service (Rule 12b-1) Fees	None
Other Expenses1	0.01%
Annual Fund Operating Expenses	0.41%
Plus: Acquired Fund Fees and Expenses<r>1</r>	<r>0.80%<r/>
Total Annual Fund Operating Expenses	<r>1.21%</r>
Less: Fee Waivers and/or Expense Reimbursements2	(0.20%)
Net Expenses	<r>1.01%<r/>
_____________________________________________________
1 Because the fund is new, other expenses <r>and acquired fund fees and expenses</r>are estimated for the current fiscal year.
2 The Fund’s investment adviser has contractually agreed to waive its management fee from 0.40% to 0.20% annualized based on daily average net assets until April 30, <r>2012</r>.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The example assumes you invest $10,000 in the fund for the time periods indicated and then hold or redeem your shares at the end of the period.  The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class I	$ <r>103</r>	$ <r>365</r>

The example does not reflect any expenses, fees or charges paid under your variable contract or retirement plan.  If these expenses, fees or charges were included, your costs would be higher.

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance.  Because the fund is new, there is no portfolio turnover to report as of the date of this prospectus.

Principal Investment Strategies
The fund invests primarily in shares of other registered investment companies (the “underlying funds”) according to an asset allocation strategy developed by Madison Asset Management, LLC (“Madison”), the fund’s investment adviser, for investors planning to retire in or within a few years of 2050.  Over time, the fund’s asset allocation will become more conservative until it reaches approximately 15-30% in stock funds and 70-85% in bond funds.  The asset allocation strategy is designed to reduce the volatility of investment returns in the later years while still providing the potential for higher total returns over the target period.  Although the actual allocations may vary, the fund’s current asset allocation among asset classes and underlying funds is approximately:

           0-10%           money market funds;
           0-30%                      U.S. and international bond funds;
           0-15%                      high income funds;
           60-90%                      U.S. stock funds;
           10-30%                      international stock funds; and
           0-15%           other funds.

On a periodic basis, Madison will evaluate and sometimes revise the fund's asset allocations, including revising the asset class weightings and adding and/or removing underlying funds. Madison will also monitor the underlying funds on an ongoing basis and may increase or decrease the fund's investment in one or several underlying funds. The underlying fund selections are made based on several considerations, including the fund's style or asset class exposures, portfolio characteristics, risk profile, and investment process.

Underlying funds in which the fund invests may include underlying funds advised by Madison and/or its affiliates, including MEMBERS Mutual Funds as well as funds within the Madison Mosaic Funds family (the “affiliated underlying funds”), as well as exchange traded funds (“ETFs”).  Generally, Madison will not invest more than 50% of the fund’s net assets, at the time of purchase, in affiliated underlying funds.

Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments.  To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The fund is a fund of funds, meaning that it invests primarily in the shares of underlying funds, including ETFs.  Thus, the fund’s investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests.  Each underlying fund’s performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that underlying fund.  Accordingly, the fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.  You could lose money as a result of your investment.  Additional risks of owing the fund are as follows:

Asset Allocation Risk.  The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform <r>compared to</r> other funds with a similar investment objective.

Market and Financial Risk.  The fund  is subject to market risk, which is the risk that the value of an investment may fluctuate in response to stock market movements.  The equity investments of underlying funds also subject the fund to financial risk, which is the risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the security’s value.

Income Volatility, Interest Rate Risk and Credit Risk.  The fund, through the underlying funds, is subject to income volatility, interest rate risk and credit risk.  Income volatility refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of income-bearing securities.  Interest rate risk is the risk that the value of your investment will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the market value of income-bearing securities.  When interest rates rise, bond prices fall; generally, the longer a bond’s maturity, the more sensitive it is to this risk.  Credit risk is the risk that issuers of debt securities may be unable to meet their interest or principal payment obligations when due.

Non-Investment Grade Security Risk.  To the extent that the fund invests in underlying funds that invest in non-investment grade securities, the fund is subject to above-average credit, market and other risks.  Issuers of non-investment grade securities (i.e., “junk” bonds) are typically in weak financial health and their ability to pay interest and principal is uncertain.  Compared to issuers of investment grade bonds, they are more likely to encounter financial difficulties and to be materially affected by these difficulties when they do encounter them.

ETF Risks.  The main risks of investing in ETFs are the same as investing in a portfolio of equity securities comprising the index on which the ETF is based, although lack of liquidity in an ETF could result in it being more volatile than the securities comprising the index.  Additionally, the market prices of ETFs will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.)  Index-based ETF investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Foreign Security Risk.  Investments of underlying funds that invest in foreign securities involve risks relating to currency fluctuations and to political, social and economic developments abroad, as well as risks resulting from differences between the regulations to which U.S. and foreign issuers and markets are subject.  These risks may be greater in emerging markets.  The investment markets of emerging countries are generally more volatile than markets of developed countries with more mature economies.

Performance – Performance information is not provided because the fund is new.

Portfolio Management
The fund’s investment adviser is Madison Asset Management, LLC.  David Hottmann, CPA and CFA (Portfolio Manager) and Patrick Ryan, CFA (Portfolio Manager) co-manage the fund.  Messrs. Hottmann and Ryan have served in this capacity since November 2010.

Purchase and Sale of Fund Shares
Class I shares of the fund are offered to separate accounts of CUNA Mutual Insurance Society (“CUNA Mutual Accounts”) and to  certain of its pension plans (“CUNA Mutual Plans”).  Investments in the fund by CUNA Mutual Accounts are made through variable annuity or variable life insurance contracts (collectively, “variable contracts”).  Net purchase or redemption payments under the variable contracts and CUNA Mutual Plans will be invested or redeemed (without sales or redemption charges) in shares of the fund at the net asset value next determined after the fund receives the order.  Please refer to the variable contract prospectus or plan documents for further information.

Tax Information
The fund generally distributes most or all of its net investment income and capital gains.  Capital gain distributions, if any, are typically made in December.  Income distributions are declared and paid annually.  Distributions that you receive from the fund are not taxable, nor are gains realized upon the sale or redemption of fund shares, until such distributions or gains are withdrawn from the variable contract or CUNA Mutual Plan.  Please refer to the variable contract prospectus or plan documents for further information.

Financial Intermediary Compensation
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a financial advisor), the fund and/or the fund’s investment adviser may pay the intermediary for the sale of fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment.  Ask your financial advisor for more information.

THE SHARES

As used herein, the term “Target Date Funds” refers to the Target Retirement 2020 Fund, the Target Retirement 2030 Fund, the Target Retirement 2040 Fund and the Target Retirement 2050 Fund.

Offer
The Ultra Series Fund (the “Trust”) offers one class of shares in the Target Date Funds:  Class I.   Class I shares are offered to separate accounts (“CUNA Mutual Accounts”) of CUNA Mutual Insurance Society (“CUNA Mutual”) and to certain of its pension plans (“CUNA Mutual Plans”). The Trust may, in the future, offer these and/or other share classes to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual. The Trust does not offer shares directly to the general public.

The Trust has entered into a participation agreement with CUNA Mutual, the sponsor of each CUNA Mutual Account, and with each CUNA Mutual Plan, setting forth the terms and conditions pursuant to which said accounts and plans may purchase and redeem shares of the funds.

Investments in the Trust by CUNA Mutual Accounts are made through either variable annuity or variable life insurance contracts (collectively, "variable contracts").  Net purchase payments under the variable contracts and the CUNA Mutual Plans are placed into one or more subaccounts, and the assets of each subaccount are invested (without sales or redemption charges) in shares of the fund corresponding to that subaccount.

When used in connection with variable contracts, this prospectus must be accompanied by prospectuses for those contracts. When distributed to qualified pension and retirement plans or to participants of such plans, this prospectus may be accompanied by disclosure materials relating to such plans which should be read in conjunction with this prospectus.

Pricing of Fund Shares
Each fund’s shares will be purchased and redeemed at the share’s NAV without sales or redemption charges. The NAV per share for a fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 3:00 p.m., Central Time) by dividing the net assets of the fund and class by the number of shares outstanding of that fund and class.  Transaction requests received <r>by CUNA Mutual Accounts and CUNA Mutual Plans</r> after the close of regular trading on the New York Stock Exchange (usually 3:00 p.m., Central Time) will be processed using the next day’s NAV. The NAV per share for a fund and each class is not determined on days the New York Stock Exchange is closed for trading. The New York Stock Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For all funds, the fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares.  In addition, because the assets of each fund consist primarily of shares of underlying funds, the NAV of each such fund is determined based on the NAVs of the underlying funds.

Because each fund will only invest in underlying funds, government securities and short-term paper, it is not anticipated that the funds’ investment adviser, Madison Asset Management, LLC (“Madison”), will need to “fair” value any of the investments of these funds.  However, an underlying fund may need to “fair” value one or more of its investments, which may, in turn, require a Target Date Fund to do the same because of delays in obtaining the underlying fund’s NAV. The following fair valuation policy is followed by Madison with respect to the funds that it advises.  It is anticipated that unaffiliated underlying funds will have a fair valuation policy that is somewhat similar and such policy will be described in the prospectus of the underlying fund, including an explanation of the circumstances under which fair value pricing will be used and the effects of using fair value pricing.

If quotations are not readily available for a security or other portfolio investment, or if it is believed that a quotation or other market price for a security or other portfolio investment does not represent its fair value, <r></r> Madison may value the security or investment using procedures approved by the Board of Trustees of the Trust (the “Board”) that are designed to establish its fair value. The fair valuation procedures may be used to value any investment of any fund in the appropriate circumstances. Securities and other investments valued at their “fair” value entail significantly greater valuation risk than do securities and other investments valued at an established market value.

Madison relies on its fair value procedures most often in connection with foreign securities whose principal trading market(s) is outside the U.S. and/or are denominated in a foreign currency. From time to time, events occur that affect the issuers of such foreign securities or the securities themselves, or information about the issuer or securities becomes available, after the close of trading in the securities but before the close of regular trading on the New York Stock Exchange (usually 3:00 p.m., Central Time). In these situations, the fair value of the foreign security may be something other than the last available quotation or other market price. With regard to such foreign securities, the fair valuation procedures include consultation with an independent “fair value” pricing service. Nonetheless, Madison separately evaluates each such foreign security and may, in conformity with the fair valuation procedures, establish a different fair value than that reached by the independent pricing service or other financial institutions or investment managers.

Determining the fair value of securities involves consideration of objective factors as well as the application of subjective judgments about their issuers and the markets in which they are traded. A number of methodologies are available for determining the value of securities for which there is no clear market value or for which after-market events make prior market values unreliable. The value established by Madison under the fair valuation procedures for any security or other investment (or underlying fund) may vary from the last quoted sale price or market close price, or from the value given to the same security or investment by: (1) an independent pricing service, (2) other financial institutions or investment managers, or (3) Madison had it used a different methodology to value the security. Neither the Trust nor Madison can assure that a security or other portfolio investment can be sold at the fair value assigned to it at any time.

To the extent the funds hold portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the funds do not price their shares, the NAV of such funds’ shares may change on days when shareholders will not be able to purchase or redeem the funds’ shares.

Purchase And Redemption
For each day on which a fund’s NAV is calculated, the CUNA Mutual Accounts transmit to the fund orders to purchase or redeem shares of the fund based on the net purchase payments, redemption (surrender) requests, and transfer requests from variable contract owners, annuitants and beneficiaries that have been processed on that day.  Similarly, CUNA Mutual Plans transmit to the fund any orders to purchase or redeem shares of the fund based on the instructions of CUNA Mutual Plan trustees or participants.  CUNA Mutual Accounts and <r>CUNA Mutual</r> Plans purchase and redeem shares of each fund at the fund’s NAV per share calculated as of the day the <r></r> order <r> is received by such Accounts or Plans </r>, although such purchases and redemptions may be executed the next morning. Shares are purchased and redeemed at NAV, without the deduction of sales or redemption charges.  Payment for shares redeemed will be made within seven days after receipt of a proper notice or redemption, except that the right of redemption may be suspended or payments postponed when permitted by applicable laws and regulations.  For a more detailed description of the procedures for allocating value in a subaccount to a fund, owners of individual variable contracts should refer to the separate prospectus for their contracts, while CUNA Mutual Plan participants should refer to their plan documents.

Notwithstanding the foregoing, the Trust reserves the right to refuse to sell shares to the CUNA Mutual Accounts if such sales are not in the Trust’s or a fund’s best interests. For example, the Trust may reject purchase orders from CUNA Mutual Accounts when such orders appear to be part of a pattern of large purchases and redemptions that, in the opinion of the Trust, may reflect the net efforts of variable contract owners to time the market or arbitrage the changing value of a fund’s assets between daily pricing.

Conflicts
A potential for certain conflicts exists between the interests of variable annuity contract owners and variable life insurance contract owners. A potential for certain conflicts would also exist between the interests of any of such contract owners and CUNA Mutual Plan participants that invest in the funds. To the extent that such classes of investors are invested in the same fund when a conflict of interest arises that might involve the fund, one or more such classes of investors could be disadvantaged. The Trust currently does not foresee any such disadvantage to owners of variable contracts or to CUNA Mutual Plan participants.  Nonetheless, the Board monitors the funds for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting owners of variable contracts is determined to exist, CUNA Mutual will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, one or more of the CUNA Mutual Accounts and/or CUNA Mutual Plans might be required to withdraw its investment in one or more funds or substitute shares of one fund for another. This might force a fund to sell its portfolio securities at a disadvantageous price.

Frequent Trading
The Trust has a policy of making reasonable efforts to deter frequent purchases and redemptions of large amounts of shares of any fund that may disrupt orderly management of the fund’s investment portfolio (“disruptive trading”). As investment vehicles for variable contracts and qualified pension and retirement plans which are designed as long-term investments, the funds are not appropriate for frequent trading or other trading strategies that entail rapid or frequent investment and disinvestment with regard to any fund or market sector.

Such practices often disrupt the orderly management of a fund’s investment portfolio by, among other things:
•	requiring more than optimal amounts of assets to be invested in money market instruments or other very liquid holdings;
•	necessitating premature liquidation of certain investments at unfavorable prices; or
•	increasing brokerage commissions and other portfolio transaction expenses.

Likewise, exploiting potential uncertainty about the value of certain portfolio investments when a fund calculates its NAV often dilutes that value of investments held by long-term investors. In addition, such practices may give rise to irreconcilable conflicts of interest between owners of different types of variable contracts and plan participants, or otherwise cause the Trust to breach participation agreements.

The Trust’s Board has adopted policies and procedures reasonably designed to detect and deter disruptive trading. The Trust's policies include: (1) a policy of not knowingly accommodating variable contract owner and/or plan participant transactions that result in disruptive trading, (2) a policy of applying any future restrictions on the volume or number of purchases of fund shares uniformly to all accounts and plans without exception, and (3) a policy permitting procedures to vary among funds included within the Trust provided that procedures related to restrictions on the volume or number of purchases of shares for a particular fund apply uniformly to all accounts and plans investing in the funds. At the current time, the procedures do not include specific restrictions on the volume or number of purchases of fund shares.

In addition to the above, to combat dilution of the value of long-term shareholders’ interests in the funds, the Board has adopted policies and procedures for the funds to employ fair valuation procedures on the securities held in their portfolios.

Except as set forth below, currently, the only shareholders of the Trust are the CUNA Mutual Accounts and the CUNA Mutual Plans.  CUNA Mutual and/or its affiliates each own shares of the Trust as well. Although each CUNA Mutual Account and Plan typically makes either one purchase or redemption of shares of each fund each day, the Trust does not consider such transactions disruptive to the funds unless they are large in relation to a fund’s size and not the random result of net variable contract owner transactions in a CUNA Mutual Account or participant transactions in a CUNA Mutual Plan. However, the Trust considers large purchases or redemptions of shares resulting from contract owners or plan participants engaging in: (1) “frequent trading,” (2) attempted arbitrage based on the potential for uncertainty in the value of certain portfolio investments at the time the funds compute their NAV, or (3) other trading strategies that entail rapid or frequent transfers of contract value from one subaccount to another, to be disruptive trading and will take appropriate action to deter such trading, including adoption of specific procedures appropriate to the circumstances. Because any disruptive trading would occur in the CUNA Mutual Accounts or Plans, the Trust has adopted, as its own, the disruptive trading policy of CUNA Mutual for the CUNA Mutual Accounts and Plans. The policy provides for CUNA Mutual to monitor individual contract value transfer patterns and individual participant transaction patterns, to identify those that exceed certain frequency and/or amount thresholds that, in the past, have been indicators of potential disruptive trading. The monitoring process generates reports regarding such transactions that CUNA Mutual examines to determine if disruptive trading has taken place.

CUNA Mutual applies the policies and procedures for each CUNA Mutual Account uniformly to all variable contracts issued through that account.  Likewise, CUNA Mutual applies its policies and procedures for each CUNA Mutual Plan uniformly to all participants in that plan.

In addition to adopting procedures, the Trust may take other actions to stop disruptive trading such as ceasing sales of additional shares of the funds to a CUNA Mutual Account through which offending variable contract owners may be operating or to a CUNA Mutual Plan through which offending participants may be operating. In such an event, all other owners of contracts issued through that account or participants in that plan would be disadvantaged. Because actions taken to deter disruptive trading may be particular to the CUNA Mutual Account or Plan in question, the Trust may not take such action on a uniform basis for all CUNA Mutual Accounts or Plans.

Although the Trust will endeavor to ensure that each CUNA Mutual Account and Plan can and does identify and deter disruptive trading by its variable contract owners and participants, it cannot be certain that any particular control will operate to deter all activity that can result in disruptive trading or guarantee their success at deterrence. Therefore, an investment in the funds is subject to the risks of disruptive trading.

Disclosure of portfolio holdings
The funds may make selective disclosure of portfolio information to various service providers.  For more information on these disclosures, please refer to the SAI.

Dividends
Dividends of each fund are distributed to the fund’s corresponding separate account for variable contracts and qualified retirement plans and automatically reinvested in additional fund shares.

Dividends of ordinary income are declared and reinvested annually in full and fractional shares. Dividends of capital gains are declared and reinvested at least annually in full and fractional shares.  In no event will capital gain dividends be declared and paid more frequently than allowed under SEC rules.

The funds’ distributions may be subject to federal income tax. An exchange of fund shares may also be treated as a sale of fund shares and any gain on the transaction may be subject to federal income tax.

Taxes
For federal income tax purposes, each fund is treated as a separate entity from the other funds included within the Trust.  Each fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code, as amended.  By so qualifying, a fund is not subject to federal income tax to the extent that its net investment income and net realized capital gains are distributed to the CUNA Mutual Accounts or Plans.  Further, the funds intend to meet certain diversification requirements applicable to mutual funds underlying variable life insurance and variable annuity contracts.

The shareholders of the funds are qualified pension and profit sharing plans and the separate accounts of CUNA Mutual.  Under current law, plan participants and owners of variable life insurance and annuity contracts which have invested in the funds are not subject to federal income tax on fund earnings and distributions or on gains realized upon the sale or redemption of fund shares until they are withdrawn from the plan or contracts.  For information concerning the federal tax consequences to the purchasers of the variable annuity or variable life insurance contracts, see the separate prospectuses for such contracts.

For more information about the tax status of the funds, see “Taxes” in the SAI.

INVESTMENT ADVISER

The funds’ investment adviser is Madison Asset Management, LLC (“Madison”), a subsidiary of Madison Investment <r>Holdings</r>, Inc. (“<r>MIH</r>”), both located at 550 Science Drive, Madison, Wisconsin 53711.  As of December 31, 2009, <r>MIH</r>, which was founded in 1974, and its subsidiary organizations, including Madison, managed approximately $15 billion in assets, including open-end mutual funds, closed-end funds, separately managed accounts and wrap accounts.  Madison is responsible for the day-to-day administration of the funds’ activities.  Investment decisions regarding each of the funds can be influenced in various manners by a number of individuals.  Generally, all management decisions are the ultimate responsibility of Madison’s Investment Strategy Committee.  This committee is comprised of top officers and managers of Madison and <r>MIH</r>.  Madison shares personnel and resources with <r>MIH</r>.

As payment for its services as the investment adviser, Madison receives a management fee based upon the average daily net assets of each fund, which is computed and accrued daily and paid monthly.  This fee is a unitary fee and covers all of the funds’ expenses other than (1) fees and expenses of the funds’ independent trustees and independent auditors, (2) compliance costs, (3) interest on borrowings (if any), and (4) taxes and extraordinary expenses.  Management fees are currently set at the following annual rates:

Fund Name	Management Fee1
Target Retirement 2020 Fund	0.40%
Target Retirement 2030 Fund	0.40%
Target Retirement 2040 Fund	0.40%
Target Retirement 2050 Fund	0.40%

 1 Effective May 1, 2010 for each of the Target 2020, 2030 and 2040 Funds, and effective <r>January 1, 2011</r>for the Target 2050 Fund, Madison contractually agreed to waive 0.20% (annualized) of its management fee.  This fee waiver is contractual through April 30, 2011<r>for all but the Target 2050 Fund (for this fund, the waiver is contractual through April 30, 2012),</r>and may be discontinued at any time.

PORTFOLIO MANAGEMENT

Madison Asset Management, LLC
Madison manages the assets of the funds set forth below, with the persons listed being primarily responsible for the day-to-day management of these funds:

Target Date Funds. The Target Date Funds are co-managed by David Hottmann, CPA and CFA, and Patrick Ryan, CFA.  Mr. Hottmann, Portfolio Manager of Madison, has co-managed the Target 2020, Target 2030 and Target 2040 Funds since September 2009, which is when he joined Madison as a senior member of the firm’s asset allocation management team.  Prior to joining the firm, Mr. Hottmann had been the Chief Investment Officer at ACS Johnson Investment Advisors, his employer since 1999.  Mr. Ryan, Portfolio Manager of Madison, has co-managed the Target 2020, Target 2030 and Target 2040 Funds since October 2007.  Prior to joining Madison in July 2009, Mr. Ryan was a Senior Analyst at MEMBERS Capital Advisors, Inc. (“MCA”), the former investment adviser to the funds.  While at MCA, Mr. Ryan had been responsible for conducting manager research and due diligence for MCA’s managed accounts products since 2004.  Messrs. Hottmann and Ryan have co-managed the Target 2050 Fund since the fund’s inception on <r>January 1, 2011</r>.

FINANCIAL HIGHLIGHTS

The financial highlights table that follows is intended to help you understand the funds’ financial performance for the past five years (or since inception of the fund if less than five years).  Certain information reflects financial results for a single fund share outstanding for the period presented.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions.  The financial highlights for each of the five years ended December 31, 2009, have been audited by Deloitte & Touche LLP, whose report, along with the funds’ financial statements, is incorporated by reference in the SAI and included in the annual report, each of which is available upon request.

Note:  No financial highlights table is provided for the Target 2050 Fund, since this fund is new.

Financial Highlights for a Share of Beneficial Interest Outstanding

TARGET RETIREMENT 2020 FUND
	Year Ended December 31,		Inception to 12/31/071
	2009	2008
CLASS I
Net Asset Value at beginning of period	$ 6.04	$ 9.63	$10.00
Income from Investment Operations:
Net investment income2	0.15	0.22	0.13
Net realized and unrealized gain (loss) on investments	1.59	(3.60)	(0.32)
Total from investment operations	1.74	(3.38)	(0.19)
Less Distributions:
Distributions from net investment income	(0.14)	(0.16)	(0.18)
Distributions from capital gains	–	(0.05)	–
Total distributions	(0.14)	(0.21)	(0.18)
Net increase (decrease) in net asset value	1.60	(3.59)	(0.37)
Net Asset Value at end of period	$ 7.64	$ 6.04	$ 9.63
Total Return3 (%)	28.93	(35.31)	(1.94)4
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$19,300	$8,719	$2,524
Ratios of expenses to average net assets
Before reimbursement of expenses by Adviser	0.41	0.40	0.435
After reimbursement of expenses by Adviser	0.34	0.40	0.435
Ratio of net investment income to average net assets (%)	2.24	2.80	5.175
Portfolio Turnover	78	74	34

1	Commenced investment operations May 1, 2007.
2	Based on average shares outstanding during the year.
3
 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4	Not annualized.
5	Annualized.

TARGET RETIREMENT 2030 FUND
	Year Ended December 31,		Inception to 12/31/071
	2009	2008
CLASS I
Net Asset Value at beginning of period	$ 5.75	$ 9.54	$10.00
Income from Investment Operations:
Net investment income2	0.12	0.18	0.09
Net realized and unrealized gain (loss) on investments	1.65	(3.82)	(0.34)
Total from investment operations	1.77	(3.64)	(0.25)
Less Distributions:
Distributions from net investment income	(0.11)	(0.11)	(0.21)
Distributions from capital gains	–	(0.04)	–
Total distributions	(0.11)	(0.15)	(0.21)
Net increase (decrease) in net asset value	1.66	(3.79)	(0.46)
Net Asset Value at end of period	$ 7.41	$ 5.75	$ 9.54
Total Return3 (%)	30.94	(38.35)	(2.51)4
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$19,330	$8,010	$1,521
Ratios of expenses to average net assets
Before reimbursement of expenses by Adviser	0.41	0.40	0.445
After reimbursement of expenses by Adviser	0.34	0.40	0.445
Ratio of net investment income to average net assets (%)	1.87	2.38	3.535
Portfolio Turnover	78	52	154

1	Commenced investment operations May 1, 2007.
2	Based on average shares outstanding during the year.
3
 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4	Not annualized.
5	Annualized.

TARGET RETIREMENT 2040 FUND
	Year Ended December 31,		Inception to 12/31/071
	2009	2008
CLASS I
Net Asset Value at beginning of period	$ 5.43	$ 9.48	$10.00
Income from Investment Operations:
Net investment income2	0.08	0.14	0.07
Net realized and unrealized gain (loss) on investments	1.63	(4.06)	(0.36)
Total from investment operations	1.71	(3.92)	(0.29)
Less Distributions:
Distributions from net investment income	(0.07)	(0.08)	(0.23)
Distributions from capital gains	–	(0.05)	–
Total distributions	(0.07)	(0.13)	(0.23)
Net increase (decrease) in net asset value	1.64	(4.05)	(0.52)
Net Asset Value at end of period	$ 7.07	$ 5.43	$ 9.48
Total Return3 (%)	31.64	(41.65)	(2.86)4
Ratios/Supplemental Data:
Net Assets at end of period (in 000’s)	$16,656	$6,385	$1,193
Ratios of expenses to average net assets
Before reimbursement of expenses by Adviser	0.41	0.40	0.445
After reimbursement of expenses by Adviser	0.34	0.40	0.445
Ratio of net investment income to average net assets (%)	1.22	1.99	2.765
Portfolio Turnover	86	62	14

1	Commenced investment operations May 1, 2007.
2	Based on average shares outstanding during the year.
3
 These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

4	Not annualized.
5	Annualized.

MORE INFORMATION ABOUT ULTRA SERIES FUND

The following documents contain more information about the funds and are available free upon request:

Statement of Additional Information.  The SAI contains additional information about the funds.  A current SAI has been filed with the SEC and is incorporated herein by reference.

Annual and Semi-Annual Reports.  The funds’ annual and semi-annual reports provide additional information about the funds’ investments.  The annual report contains a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during the last fiscal year.

Requesting Documents.  You may request a copy of the SAI and the annual and semi-annual reports, make shareholder inquiries, without charge, or request further information about the funds by contacting your financial advisor or by contacting the funds at: Ultra Series Fund, c/o Madison Asset Management, LLC, 550 Science Drive, Madison, WI 53711;  telephone: 1-800-670-3600.  As of the date of this prospectus, the funds do not have a public website; accordingly, this additional information is only available using the means stated above.

Public Information.  You can review and copy information about the funds, including the SAI, at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090.  Reports and other information about the funds also are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.  You may obtain copies of this information, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, 100 F Street NE, Room 1580, Washington, D.C. 20549-0102.

Investment Company
File No. 811-048

STATEMENT OF ADDITIONAL INFORMATION

ULTRA SERIES FUND
550 Science Drive
Madison, Wisconsin 53711

Target Date Funds
<r>(Class I shares only)</r>
Target Retirement 2020 Fund
Target Retirement 2030 Fund
Target Retirement 2040 Fund
Target Retirement 2050 Fund

This is not a prospectus.  This statement of additional information (“SAI”) should be read in conjunction with the currently effective prospectus (the “prospectus”) for the Target Date Funds of the Ultra Series Fund (the “Trust”), which is referred to herein.  The prospectus concisely sets forth information that a prospective investor should know before investing.  For a copy of the Trust’s prospectus relating to the Target Date Funds, dated <r>January 1, 2011</r>, please call 1-800-798-5500 or write CUNA Mutual Insurance Society, 2000 Heritage Way, Waverly, Iowa 50677.

The Trust’s audited financial statements relating to the Target Date Funds are incorporated herein by reference to the Trust’s annual report for the fiscal year ended December 31, 2009, which has been filed with the Securities and Exchange Commission (the “SEC”) and provided to all shareholders.  For a copy, without charge, of the Trust’s annual report to shareholders, please call 1-800-798-5500.

The date of this SAI is <r>January 1, 2011</r>

GENERAL INFORMATION

The Ultra Series Fund (the “Trust”) is a diversified, open-end management investment company consisting of separate investment portfolios or funds (each, a “fund”) each of which has a different investment objective and policies.  Each fund is a diversified, open-end management investment company, commonly known as a mutual fund.  The funds described in this Statement of Additional Information (“SAI”) are the Target Retirement 2020, Target Retirement 2030, Target Retirement 2040 and Target Retirement 2050 Funds (collectively, the “Target Date Funds”).  Other funds of the Trust are offered through a separate prospectus and statement of additional information.

The Trust was organized under the laws of the Commonwealth of Massachusetts on September 16, 1983 and is a Massachusetts business trust.  As a Massachusetts business trust, the Trust’s operations are governed by its Amended and Restated Declaration of Trust dated May 1, 2010, as amended (the “Declaration of Trust”).

INVESTMENT PRACTICES

The Trust’s prospectus describes the investment objective and policies of each of the funds.  The following information is provided for those investors wishing to have more comprehensive information than that contained in the prospectus.

Since each Target Date Fund will invest in shares of other investment companies, except as disclosed in the prospectus, to the extent that an investment practice noted below describes specific securities, if a Target Date Fund invests in those securities, it does so indirectly, through its investment in underlying funds.

Restricted and Illiquid Securities

Each fund may invest in illiquid securities up to the percentage limits described below in the “Higher-Risk Securities and Practices” section.  The funds’ investment adviser, Madison Asset Management, LLC (“Madison” or the “Investment Adviser”), is responsible for determining the value and liquidity of investments held by each fund.  Thus, it is up to the Investment Adviser to determine if any given security is illiquid.  Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price.

Illiquid investments often include repurchase agreements maturing in more than seven days, currency swaps, time deposits with a notice or demand period of more than seven days, certain over-the-counter option contracts (and assets used to cover such options), participation interests in loans, and restricted securities.  A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933, as amended (the “1933 Act”).

Each fund may invest in restricted securities.  Restricted securities are not, however, considered illiquid if they are eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the 1933 Act and are determined to be liquid by the Board or by the Investment Adviser under Board-approved procedures.  Such guidelines would take into account trading activity for such securities, among other factors.  To the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities, a fund’s holdings of those securities may become illiquid.

Foreign Transactions

Foreign Securities.  Each fund may invest in foreign securities.  The percentage limitations on each fund’s investment in foreign securities are set forth in the prospectus and below in the “Higher-Risk Securities and Practices” section.

Foreign securities refers to securities that are:  (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S. (“foreign issuers”), (2) issued by foreign governments or their agencies or instrumentalities (also “foreign issuers”), (3) principally traded outside of the U.S., or (4) quoted or denominated in a foreign currency (“non-dollar securities”).  However, any dollar denominated security that is part of the Merrill Lynch U.S. Domestic Market Index is not considered a foreign security.

Foreign securities may offer potential benefits that are not available from investments exclusively in securities of domestic issuers or dollar-denominated securities.  Such benefits may include the opportunity to invest in foreign issuers that appear to offer better opportunity for long-term capital appreciation or current earnings than investments in domestic issuers, the opportunity to invest in foreign countries with economic policies or business cycles different from those of the U.S. and the opportunity to invest in foreign securities markets that do not necessarily move in a manner parallel to U.S. markets.

Investing in foreign securities involves significant risks that are not typically associated with investing in U.S. dollar-denominated securities or in securities of domestic issuers.  Such investments may be affected by changes in currency exchange rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage).  Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers.  Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the U.S.  In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies.  There may be less publicly available information about a foreign issuer than about a domestic one.  In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the U.S.  Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the fund making the investment, or political or social instability or diplomatic developments which could affect investments in those countries.

Investments in short-term debt obligations issued either by foreign issuers or foreign financial institutions or by foreign branches of U.S. financial institutions (collectively, “foreign money market securities”) present many of the same risks as other foreign investments.  In addition, foreign money market securities present interest rate risks similar to those attendant to an investment in domestic money market securities.

Investments in ADRs, EDRs and GDRs.  Many securities of foreign issuers are represented by American depository receipts (“ADRs”), European depository receipts (“EDRs”) and Global depository receipts (“GDRs”).  Each fund may invest in ADRs, GDRs and EDRs.

ADRs are receipts typically issued by a U.S. financial institution or trust company which represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank.  Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter and are sponsored and issued by domestic banks.  In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or the NASDAQ Global Market.  The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets.  EDRs are typically issued in bearer form and are designed for trading in the European markets.  GDRs, issued either in bearer or registered form, are designed for trading on a global basis.  EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

Depository receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers.  To the extent that a fund acquires depository receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the receipt to issue and service such depository receipts, there may be an increased possibility that the fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner.  The market value of depository receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the receipts and the underlying are quoted.  In addition, the lack of information may result in inefficiencies in the valuation of such instruments.  However, by investing in depository receipts rather than directly in the stock of foreign issuers, a fund will avoid currency risks during the settlement period for either purchases or sales.

Investments in Emerging Markets.  Each fund may invest in securities of issuers located in countries with emerging economies and/or securities markets.  These countries are located in the Asia Pacific region, Eastern Europe, Central and South America and Africa.  Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.  Certain of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies.  As a result, the risks of foreign investment generally, including the risks of nationalization or expropriation of assets, may be heightened.  In addition, unanticipated political or social developments may affect the values of a fund’s investments in those countries and the availability to the fund of additional investments in those countries.

The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in those countries may also make investments in such countries illiquid and more volatile than investments in Japan or most Western European countries, and the funds may be required to establish special custody or other arrangements before making certain investments in those countries.  There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

A fund’s purchase or sale of portfolio securities in certain emerging markets may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors.  Such limitations may be computed based on aggregate trading volume by or holdings of a fund, Madison or its affiliates, and each such person’s respective clients and other service providers.  A fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached.

Foreign investment in certain emerging securities markets is restricted or controlled to varying degrees that may limit investment in such countries or increase the administrative cost of such investments.  For example, certain Asian countries require government approval prior to investments by foreign persons or limit investment by foreign persons to a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of such company available for purchase by nationals.  In addition, certain countries may restrict or prohibit investment opportunities in issuers or industries important to national interests.  Such restrictions may affect the market price, liquidity and rights of securities that may be purchased by a fund.

Settlement procedures in emerging markets are frequently less developed and reliable than those in the U.S. and may involve a fund’s delivery of securities before receipt of payment for their sale.  In addition, significant delays are common in certain markets in registering the transfer of securities.  Settlement or registration problems may make it more difficult for a fund to value its portfolio assets and could cause a fund to miss attractive investment opportunities, to have its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities that the fund has delivered or due to the fund’s inability to complete its contractual obligations.

Currently, there is no market or only a limited market for many management techniques and instruments with respect to the currencies and securities markets of emerging market countries.  Consequently, there can be no assurance that suitable instruments for hedging currency and market related risks will be available at the times when the Investment Adviser of the fund wishes to use them.

Foreign Currency Transactions.  Because investment in foreign issuers will usually involve currencies of foreign countries, and because each fund may have currency exposure independent of their securities positions, the value of the assets of these funds, as measured in U.S. dollars, will be affected by changes in foreign currency exchange rates.  An issuer of securities purchased by a fund may be domiciled in a country other than the country in whose currency the instrument is denominated or quoted.

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a fund’s net asset value (“NAV”) to fluctuate as well.  They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective.  Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad.  The market in forward foreign currency exchange contracts, currency swaps and other privately negotiated currency instruments offers less protection against defaults by the other party to such instruments than is available for currency instruments traded on an exchange.  To the extent that a substantial portion of a fund’s total assets, adjusted to reflect the fund’s net position after giving effect to currency transactions, is denominated or quoted in the currencies of foreign countries, the fund will be more susceptible to the risk of adverse economic and political developments within those countries.

In addition to investing in securities denominated or quoted in a foreign currency, certain of the funds may engage in a variety of foreign currency management techniques.  These funds may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the fund’s Investment Adviser, it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.  These funds will incur costs in connection with conversions between various currencies.

Forward Foreign Currency Exchange Contracts.  Each fund may also purchase or sell forward foreign currency exchange contracts for defensive or hedging purposes when the fund’s Investment Adviser anticipates that the foreign currency will appreciate or depreciate in value, but securities denominated or quoted in that currency do not present attractive investment opportunities and are not held in the fund’s portfolio.  In addition, these funds may enter into forward foreign currency exchange contracts in order to protect against anticipated changes in future foreign currency exchange rates and may engage in cross-hedging by using forward contracts in a currency different from that in which the hedged security is denominated or quoted if the fund’s Investment Adviser determines that there is a pattern of correlation between the two currencies.

These funds may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase.  They may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency denominated or quoted portfolio securities, or a decline in the value of anticipated dividends from such securities, due to a decline in the value of foreign currencies against the U.S. dollar.  Contracts to sell foreign currency could limit any potential gain which might be realized by a fund if the value of the hedged currency increased.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid securities in a segregated account with the fund’s custodian in an amount equal to the value of the fund’s total assets committed to the consummation of the forward contract.  If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of a fund’s commitment with respect to the contract.

Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations.  Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the fund to cover its purchase or sale commitments, if any, at the current market price.  A fund will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is considered to be investment grade by the fund’s Investment Adviser.

Options on Foreign Currencies.  Each fund may also purchase and sell (write) put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign portfolio securities and anticipated dividends on such securities and against increases in the U.S. dollar cost of foreign securities to be acquired.  These funds may use options on currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different currency, if there is a pattern of correlation between the two currencies.  As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received.  A fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses.  The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to a fund’s position, the fund may forfeit the entire amount of the premium plus related transaction costs.  In addition, these funds may purchase call or put options on currency to seek to increase total return when the fund’s Investment Adviser anticipates that the currency will appreciate or depreciate in value, but the securities quoted or denominated in that currency do not present attractive investment opportunities and are not held in the fund’s portfolio.  When purchased or sold to increase total return, options on currencies are considered speculative.  Options on foreign currencies to be written or purchased by these funds will be traded on U.S. and foreign exchanges or over-the-counter.  See the “Options on Securities and Securities Indices–Risks Associated with Options Transactions” section, below, for a discussion of the liquidity risks associated with options transactions.

Special Risks Associated With Options on Currency.  An exchange traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series.  Although a fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time.  For some options, no secondary market on an exchange may exist.  In such event, it might not be possible to effect closing transactions in particular options, with the result that a fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options.  If a fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to identify the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders.

Each fund may purchase and write over-the-counter options to the extent consistent with its limitation on investments in restricted securities.  See the “Higher-Risk Securities and Practices” section, below, for each fund’s limitations on investments in restricted securities.  Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close-out options purchased or written by a fund.

The amount of the premiums which a fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

Options on Securities and Securities Indices

Writing Options.  Each fund may write (sell) covered call and put options on any securities in which it may invest.  A call option written by a fund obligates such fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date.  All call options written by a fund are covered, which means that such fund will effectively own the securities subject to the option so long as the option is outstanding.  A fund’s purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone.  However, a fund may forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by a fund would obligate such fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date.  All put options written by a fund would be covered, which means that such fund would have deposited with its custodian cash or liquid securities with a value at least equal to the exercise price of the put option.  The purpose of writing such options is to generate additional income for a fund.  However, in return for the option premium, a fund accepts the risk that it will be required to purchase the underlying securities at a price in excess of the securities’ market value at the time of purchase.

In addition, in the Investment Adviser’s discretion, a written call option or put option may be covered by maintaining cash or liquid securities (either of which may be denominated in any currency) in a segregated account with the fund’s custodian, by entering into an offsetting forward contract and/or by purchasing an offsetting option which, by virtue of its exercise price or otherwise, reduces a fund’s net exposure on its written option position.

Each fund may also write and sell covered call and put options on any securities index composed of securities in which it may invest.  Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities.  In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

A fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities in its portfolio.  A fund may cover call and put options on a securities index by maintaining cash or liquid securities with a value equal to the exercise price in a segregated account with its custodian.

A fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written.  Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option.  Such purchases are referred to as “closing purchase” transactions.

Purchasing Options.  Each fund may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest.  A fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it had purchased.

A fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest.  The purchase of a call option would entitle a fund, in return for the premium paid, to purchase specified securities at a specified price during the option period.  A fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise such a fund would realize a loss on the purchase of the call option.

A fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest.  The purchase of a put option would entitle a fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period.  The purchase of protective puts is designed to offset or hedge against a decline in the market value of a fund’s securities.  Put options may also be purchased by a fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own.  A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise such a fund would realize no gain or loss on the purchase of the put option.  Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

A fund would purchase put and call options on securities indices for the same purpose as it would purchase options on individual securities.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time.  If a fund is unable to effect a closing purchase transaction with respect to covered options it has written, the fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.  Similarly, if a fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following:  (i)  there may be insufficient trading interest in certain options; (ii)  restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Each fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options.  The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations.  Until such time as the staff of the SEC changes its position, the funds will treat purchased over-the counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by a fund in options on securities and stock indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert.  Thus, the number of options which a fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Investment Adviser.  An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The successful use of protective puts for hedging purposes depends in part on the Investment Adviser’s ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

Swap Agreements

Each fund may enter into interest rate, credit default, index, currency exchange rate and total return swap agreements for hedging purposes in attempts to obtain a particular desired return at a lower cost to the fund than if the fund had invested directly in an instrument that yielded the desired return, and to seek to increase the fund’s total return.

Swap agreements are contracts entered into by institutional investors for periods ranging from a few weeks to more than one year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate), in a particular foreign currency, or in a “basket” of securities representing a particular index.  The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange.  A fund’s obligations (or rights) under a swap agreement are equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party  (the “net amount”).  A fund’s obligations under a swap agreement are accrued daily (offset against any amounts owing to the fund) and any accrued but unpaid net amounts owed to a swap counterparty are covered by the maintenance of a segregated assets.

The Trust maintains in a segregated account with its custodian, cash or liquid securities equal to the net amount, if any, of the excess of each fund’s obligations over its entitlements with respect to swap transactions.  No fund enters into swap transactions unless the unsecured commercial paper, senior debt or claims paying ability of the other party is considered investment grade by such fund’s Investment Adviser.  If there is a default by the other party to such a transaction, the fund will have contractual remedies pursuant to the agreement related to the transaction.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with traditional portfolio securities activities.  If a fund’s Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of each of the funds would be less favorable than it would have been if this investment technique were not used.

In as much as swaps are entered into for good faith hedging purposes or are offset by segregated assets, the Investment Adviser does not believe that swaps constitute senior securities as defined in the 1933 Act and, accordingly, will not treat swaps as being subject to such fund’s borrowing restrictions.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid compared with the markets for other similar instruments which are traded in the interbank market.  Nevertheless, the staff of the SEC takes the position that currency swaps are illiquid investments subject to the funds’ 15% limitation on such investments.

Futures Contracts and Options on Futures Contracts

Each fund may purchase and sell futures contracts and purchase and write options on futures contracts.  These funds may purchase and sell futures contracts based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices.  A fund will engage in futures or related options transactions only for bona fide hedging purposes as defined below or for purposes of seeking to increase total returns to the extent permitted by regulations of the Commodity Futures Trading Commission (the “CFTC”).  All futures contracts entered into by a fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the CFTC or on foreign exchanges.

Futures Contracts.  A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, a fund can seek through the sale of futures contracts to offset a decline in the value of its current portfolio securities.  When rates are falling or prices are rising, a fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.  Similarly, a fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and its portfolio securities which are denominated in such currency.  Funds can purchase futures contracts on foreign currency to fix the price in U.S. dollars of a security denominated in such currency that such fund has acquired or expects to acquire.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss.  While a fund’s futures contracts on securities or currency will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for the fund to do so.  A clearing corporation (associated with the exchange on which futures on a security or currency are traded) guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging Strategies.  Hedging by use of futures contracts seeks to establish more certainty of (than would otherwise be possible) the effective price, rate of return or currency exchange rate on securities that a fund owns or proposes to acquire.  A fund may, for example, take a “short” position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the U.S. dollar value of the fund’s portfolio securities.  Such futures contracts may include contracts for the future delivery of securities held by a fund or securities with characteristics similar to those of the fund’s portfolio securities.  Similarly, a fund may sell futures contracts on a currency in which its portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Investment Adviser, there is a sufficient degree of correlation between price trends for a fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the fund may also enter into such futures contracts as part of its hedging strategy.  Although under some circumstances prices of securities in a fund’s portfolio may be more or less volatile than prices of such futures contracts, the Investment Adviser will attempt to estimate the extent of this difference in volatility based on historical patterns and to compensate for it by having the fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the fund’s securities portfolio.  When hedging of this character is successful, any depreciation in the value of portfolio securities will substantially be offset by appreciation in the value of the futures position.  On the other hand, any unanticipated appreciation in the value of the fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a fund may take a “long” position by purchasing such futures contracts.  This would be done, for example, when a fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

Options on Futures Contracts.  The acquisition of put and call options on futures contracts will give a fund the right (but not the obligation) for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period.  As the purchaser of an option on a futures contract, a fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a fund’s assets.  By writing a call option, a fund becomes obligated, in exchange for the premium, to sell a futures contract which may have a value higher then the exercise price.  Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that the fund intends to purchase.  However, a fund becomes obligated to purchase a futures contract, which may have a value lower than the exercise price.  Thus, the loss incurred by the fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.  A fund will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series.  There is no guarantee that such closing transactions can be effected.  A fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations.  Where permitted, a fund will engage in futures transactions and in related options transactions for hedging purposes or to seek to increase total return.  A fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the fund or which it expects to purchase.  Except as stated below, each fund’s futures transactions will be entered into for traditional hedging purposes, that is to say, futures contracts will be used to protect against a decline in the price of securities (or the currency in which they are denominated) that the fund owns, or futures contracts will be purchased to protect the fund against an increase in the price of securities (or the currency in which they are denominated) it intends to purchase.  As evidence of this hedging intent, each fund expects that on most of the occasions on which it takes a long futures or option position (involving the purchase of a futures contract), the fund will have purchased, or will be in the process of purchasing equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out.  However, in particular cases, when it is economically advantageous for a fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

The CFTC, a federal agency, regulates trading activity in futures contracts and related options contracts pursuant to the Commodity Exchange Act, as amended (the “CEA”).  The CFTC requires the registration of a Commodity Pool Operator (“CPO”), which is defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in a commodity for future delivery on or subject to the rules of any contract market.  The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which files a notice of eligibility.  The funds, which may invest in futures transactions and related options transactions, have filed a notice of eligibility claiming exclusion from the status of CPO and, therefore, are not subject to registration or regulation as a CPO under the CEA.

As permitted, each fund will engage in transactions in futures contracts and in related options transactions only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), for maintaining its qualification as a regulated investment company for federal income tax purposes (see the “Distributions and Taxes” section, below).

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating a fund to purchase securities or currencies, require the fund to segregate with its custodian cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks.  Thus, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for a fund than if it had not entered into any futures contracts or options transactions.  In the event of an imperfect correlation between a futures position and portfolio position which is intended to be protected, the desired protection may not be obtained and a fund may be exposed to risk of loss.

Perfect correlation between a fund’s futures positions and portfolio positions may be difficult to achieve.  The only futures contracts available to hedge a fund’s portfolio are various futures on U.S. Government securities, securities indices and foreign currencies.  In addition, it is not possible for a fund to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Lower-Rated Corporate Debt Securities

Each fund may make certain investments including corporate debt obligations that are unrated or rated in the lower rating categories (i.e., ratings of BB or lower by Standard & Poor’s or Ba or lower by Moody’s).  Bonds rated BB or Ba or below by Standard & Poor’s or Moody’s (or comparable unrated securities) are commonly referred to as “lower-rated” securities or as “junk bonds” and are considered speculative and may be questionable as to principal and interest payments.  In some cases, such bonds may be highly speculative, have poor prospects for reaching investment standing and be in default.  As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment-grade bonds (i.e., bonds rated AAA, AA, A or BBB by Standard & Poor’s or Aaa, Aa, A or Baa by Moody’s).

An economic downturn could severely affect the ability of highly leveraged issuers of junk bonds to service their debt obligations or to repay their obligations upon maturity.  Factors having an adverse impact on the market value of lower rated securities will have an adverse effect on a fund’s NAV to the extent it invests in such securities.  In addition, a fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a fund’s ability to dispose of a particular security when necessary to meet its liquidity needs.  Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer.  As a result, a fund’s Investment Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.  Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a fund’s NAV.

Since investors generally perceive that there are greater risks associated with lower-rated debt securities, the yields and prices of such securities may tend to fluctuate more than those of higher rated securities.  In the lower quality segments of the fixed-income securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed-income securities market resulting in greater yield and price volatility.

Another factor which causes fluctuations in the prices of fixed-income securities is the supply and demand for similarly rated securities.  In addition, the prices of fixed-income securities fluctuate in response to the general level of interest rates.  Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect cash income from such securities but will be reflected in a fund’s NAV.

Lower-rated (and comparable non-rated) securities tend to offer higher yields than higher-rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers.  Since lower rated securities generally involve greater risks of loss of income and principal than higher-rated securities, investors should consider carefully the relative risks associated with investment in securities which carry lower ratings and in comparable non-rated securities.  In addition to the risk of default, there are the related costs of recovery on defaulted issues.  A fund’s Investment Adviser will attempt to reduce these risks through diversification of these funds’ portfolios and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends in corporate developments.

Custody Receipts

All of the funds may also acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custody receipts.  Such receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities.  For certain securities law purposes, custody receipts are not considered obligations of the U.S. Government.

Foreign Government Securities

All of the funds may invest in debt obligations of foreign governments and governmental agencies, including those of countries with emerging economies and/or securities markets.  Investment in sovereign debt obligations involves special risks not present in debt obligations of corporate issuers.  The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the funds may have limited recourse in the event of a default.  Periods of economic uncertainty may result in the volatility of market prices of sovereign debt, and in turn the fund’s NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers.  A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject.

Convertible Securities

Each fund may each invest in convertible securities.  Convertible securities may include corporate notes or preferred stock but are ordinarily a long-term debt obligation of the issuer convertible at a stated conversion rate into common stock of the issuer.  As with all debt and income-bearing securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.  Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.  However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock.  As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not decline in price to the same extent as the underlying common stock.  Convertible securities rank senior to common stocks in an issuer’s capital structure and are consequently of higher quality and entail less risk than the issuer’s common stock.  In evaluating a convertible security, a fund’s Investment Adviser gives primary emphasis to the attractiveness of the underlying common stock.  The convertible debt securities in which a fund may invest are subject to the same rating criteria as that fund’s investments in non-convertible debt securities.  Convertible debt securities, the market yields of which are substantially below prevailing yields on non-convertible debt securities of comparable quality and maturity, are treated as equity securities for the purposes of a fund’s investment policies or restrictions.

Repurchase Agreements

Each fund may enter into repurchase agreements.  In a repurchase agreement, a security is purchased for a relatively short period (usually not more than seven days) subject to the obligation to sell it back to the seller at a fixed time and price plus accrued interest.  The funds will enter into repurchase agreements only with member banks of the Federal Reserve System, U.S. Central Credit Union, and with “primary dealers” in U.S. Government securities.  A fund’s Investment Adviser will continuously monitor the creditworthiness of the parties with whom the funds enter into repurchase agreements.

The Trust has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Trust’s custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times.  In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements

Each fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of “interest” which may be reflected in the repurchase price.  Reverse repurchase agreements are considered to be borrowings by a fund entering into them.  Reverse repurchase agreements involve the risk that the market value of securities purchased by a fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase.  A fund that has entered into a reverse repurchase agreement will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase.  To minimize various risks associated with reverse repurchase agreements, each fund will establish and maintain with the Trust’s custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements.  No fund will enter into reverse repurchase agreements and other borrowings (except from banks as a temporary measure for extraordinary emergency purposes) in amounts in excess of 30% of the fund’s total assets (including the amount borrowed) taken at market value.  No fund will use leverage to attempt to increase income.  No fund will purchase securities while outstanding borrowings exceed 5% of the fund’s total assets.  Each fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Board.  Under procedures established by the Board, a fund’s Investment Adviser will monitor the creditworthiness of the banks involved.

U.S. Government Securities

Each fund may purchase U.S. Government securities. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.

Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates (“Ginnie Maes”), are supported by the full faith and credit of the U.S.  Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the U.S. Government, but may be supported by the right of the issuer to borrow from the U.S. Treasury.  These securities include obligations of the Federal Home Loan Mortgage Corporation (“Freddie Macs”), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association bonds (“Fannie Maes”).  On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.  Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.  As a consequence, certain fixed income securities issued by Freddie Mac and Fannie Mae have the benefit of more explicit U.S. Government support.  No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.  U.S. Government securities may also include zero coupon bonds.

Ginnie Maes, Freddie Macs and Fannie Maes are mortgage-backed securities which provide monthly payments which are, in effect, a “pass-through” of the monthly interest and principal payments (including any prepayments) made by individual borrowers on the pooled mortgage loans.  Collateralized mortgage obligations (“CMOs”) in which a fund may invest are securities issued by a corporation or trust or a U.S. Government instrumentality that are collateralized by a portfolio of mortgages or mortgage-backed securities.  Mortgage-backed securities may be less effective than traditional debt obligations of similar maturity at maintaining yields during periods of declining interest rates (see the “Mortgage-Backed and Asset-Backed Securities” section, below).

Each fund may invest in separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities program (“STRIPS”).

Each fund may acquire securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities in the form of custody receipts.  Such receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities.  For certain securities law purposes, custody receipts are not considered obligations of the U.S. Government.

Forward Commitment and When-Issued Securities

Each fund may purchase securities on a when-issued or forward commitment basis.  “When-issued” refers to securities whose terms are specified and for which a market exists, but which have not been issued.  Each fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction.  For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase.  In a forward commitment transaction, a fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When a fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction.  The failure of the issuer or seller to consummate the transaction may result in a fund’s losing the opportunity to obtain a price and yield considered to be advantageous.  The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the fund will segregate cash or liquid securities, of any type or maturity, equal in value to the fund’s commitment.  These assets will be valued daily at market, and additional cash or securities will be segregated to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments.  Alternatively, a fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Real Estate Investment Trusts

Each fund may invest in shares of real estate investment trusts (“REITs”).  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.  REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.  Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.  Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code.  A fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by a fund.

Investing in REITs involves certain unique risks.  Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks inherent in the financing projects.  REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the Investment Company Act of 1940, as amended (the “1940 Act”).  REITs (especially mortgage REITS) are also subject to interest rate risk.

Exchange Traded Funds

Each fund may invest in exchange traded funds (“ETFs”), which are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries.  These indexes may be either broad-based, sector or international.  ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track.

ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades.  In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.  The fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF’s expenses, including management fees.  Accordingly, in addition to bearing their proportionate share of the fund’s expenses (i.e., management fees and operating expenses), shareholders of the fund may also indirectly bear similar expenses of an ETF.

Shares of Other Investment Companies

The Trust, Madison and entities affiliated with them have obtained an order from the SEC to permit the Target Date Funds to invest in underlying funds in amounts in excess of the statutory limits contained in the 1940 Act.  Accordingly, the Target Date Funds may invest up to 100% of their assets in shares of other investment companies and will invest substantially all of their assets in shares of both affiliated and unaffiliated investment companies.

As a shareowner of another investment company, a fund would bear, along with other shareowners, its pro rata portion of the expenses of such other investment company, including advisory fees, general fund expenses, trading, custodial and interest expenses and distribution/shareholder servicing fees (if any).  These expenses would be in addition to the advisory and other expenses that a fund bears directly in connection with its own operations and may represent a duplication of fees to shareowners of the fund.

Temporary Defensive Positions

Although each fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, each fund may invest up to 100% in money market securities as a defensive tactic in abnormal market conditions.

Types of Investment Risk

Active or Frequent Trading Risk.  The risk of the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies.  Frequent trading also increases transaction costs, which could detract from the performance.

Asset Allocation Risk.  The risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Call Risk.  The risk that the issuer of a security will retire or redeem (“call”) the security with a higher rate of interest before the scheduled maturity date when interest rates have declined.

Correlation Risk.  The risk that changes in the value of a hedging instrument or hedging technique will not match those of the asset being hedged (hedging is the use of one investment to offset the possible adverse effects of another investment).

Counterparty Risk.  The risk that the counterparty under an agreement will not live up to its obligations.

Credit Risk.  The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise not honor a financial obligation.

Currency Risk. The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the U.S. dollar value of an investment.

Hedging Risk. When a fund hedges an asset it holds (typically by using a derivative contract or derivative security), any gain or loss generated by the hedge should be substantially offset by losses or gains on the hedged asset.  Hedging is a useful way to reduce or eliminate risk of loss, but it will also reduce or eliminate the potential for investment gains.

Information Risk.  The risk that key information about a security or market is inaccurate or unavailable.

Interest Rate Risk.  The risk of declines in market value of an income bearing investment due to changes in prevailing interest rates.  With fixed-rate securities, a rise in interest rates typically causes a decline in market values, while a fall in interest rates typically causes an increase in market values.

Leverage Risk.  The risks associated with securities or investment practices that enhance return (or loss) without increasing the amount of investment, such as buying securities on margin or using certain derivative contracts or derivative securities.  A fund’s gain or loss on a leveraged position may be greater than the actual market gain or loss in the underlying security or instrument.  A fund may also incur additional costs in taking a leveraged position (such as interest on borrowings) that may not be incurred in taking a non-leveraged position.

Liquidity Risk.  The risk that certain securities or other investments may be difficult or impossible to sell at the time the fund would like to sell them or at the price the fund values them.

Management Risk.  The risk that a strategy used by a fund’s Investment Adviser may fail to produce the intended result.  This risk is common to all mutual funds.

Market Risk.  The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, due to factors that have nothing to do with the issuer.  This risk is common to all stocks and bonds and the mutual funds that invest in them.

Natural Event Risk.  The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity Risk.  The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments.

Political Risk.  The risk of losses directly attributable to government actions or political events of any sort, including military actions and/or expropriation of assets.

Speculation Risk.  Speculation is the assumption of risk in anticipation of gain but recognizing a higher than average possibility of loss.  To the extent that a derivative contract or derivative security is used speculatively (i.e., not used as a hedge), a fund is directly exposed to the risks of that derivative contract or security.  Gains or losses from speculative positions in a derivative contract or security may be substantially greater than the derivative contract or security’s original cost.

Valuation Risk.  The risk that a fund could not sell a security or other portfolio investment for the market value or fair value established for it at any time.  Similarly, the risk that the fair valuation of securities or other portfolio investments may result in greater fluctuation in their value from one day to the next than would be the case if the market values were available.

Higher-Risk Securities and Practices
Security or Practice	Description	Related Risks
ADRs
ADRs are receipts typically issued by a U.S. financial institution which evidence ownership of underlying securities of foreign corporate issuers.  Generally, ADRs are in registered form and are designed for trading in U.S. markets.
Market, currency, information, natural event, and political risks (i.e., the risks of foreign securities).
Borrowing	The borrowing of money from financial institutions or through reverse repurchase agreements.	Leverage and credit risks.
Emerging Market Securities
Any foreign securities primarily traded on exchanges located in or issued by companies organized or primarily operating in countries that are considered lesser developed than countries like the U.S., Australia, Japan, or those of Western Europe.
Credit, market, currency, information, liquidity, interest rate, valuation, natural event, and political risks.
EDRs and GDRs
EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. financial institution similar to that for ADRs and are designed for use in non-U.S. securities markets.  EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.
Market, currency, information, natural event, and political risks (i.e., the risks of foreign securities).
Foreign Money Market Securities	Short-term debt obligations issued either by foreign financial institutions or by foreign branches of U.S. financial institutions or foreign issuers.	Market, currency, information, interest rate, natural event, and political risks.
Foreign Securities
Securities issued by companies organized or whose principal operations are outside the U.S., securities issued by companies whose securities are principally traded outside the U.S., or securities denominated or quoted in foreign currency.  The term “foreign securities” includes ADRs, EDRs, GDRs, and foreign money market securities.
Market, currency, information, natural event, and political risks.
Forward Foreign Currency Exchange Contracts	Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Currency, liquidity, and leverage risks. When used for hedging, also has hedging, correlation, and opportunity risks. When used speculatively, also has speculation risks.
Futures Contracts (including financial futures contracts)
In general, an agreement to buy or sell a specific amount of a commodity, financial instrument, or index at a particular price on a stipulated future date.  Financial futures contracts include interest rate futures contracts, securities index futures contracts, and currency futures contracts.  Unlike an option, a futures contract obligates the buyer to buy and the seller to sell the underlying commodity or financial instrument at the agreed-upon price and date or to pay or receive money in an amount equal to such price.
Interest rate, currency, market, hedging or speculation, leverage, correlation, liquidity, credit, and opportunity risks.
Illiquid Securities	Any investment that may be difficult or impossible to sell within seven days for the price at which the fund values it.	Liquidity, valuation and market risks.

Security or Practice	Description	Related Risks
Non-Investment Grade Securities	Investing in debt securities rated below BBB/Baa (i.e., “junk” bonds).	Credit, market, interest rate, liquidity, valuation, and information risks.
Options (including options on financial futures contracts)
In general, an option is the right to buy (called a “call”) or sell (called a “put”) property for an agreed-upon price at any time prior to an expiration date.  Both call and put options may be either written (i.e., sold) or purchased on securities, indices, interest rate futures contracts, index futures contracts, or currency futures contracts.
Interest rate, currency, market, hedging or speculation, leverage, correlation, liquidity, credit, and opportunity risks.
Repurchase Agreements	The purchase of a security that the seller agrees to buy back later at the same price plus interest.	Credit risk.
Restricted Securities	Securities originally issued in a private placement rather than a public offering. These securities often cannot be freely traded on the open market.	Liquidity, valuation, and market risks.
Reverse Repurchase Agreements	The lending of short-term debt securities; often used to facilitate borrowing.	Leverage and credit risks.
Securities Lending	The lending of securities to financial institutions, which provide cash or government securities as collateral.	Credit risk.
Shares of Other Investment Companies	The purchase of shares issued by other investment companies. These investments are subject to the fees and expenses of the underlying investment company(s).	Market risks and the layering of fees and expenses.
Short-Term Trading	Selling a security soon after purchase or purchasing it soon after it was sold (a fund engaging in short-term trading will have higher turnover and transaction expenses).	Market, liquidity and opportunity risks.
Smaller Capitalization Companies
The purchase of securities issued by a company with a market capitalization (i.e., the price per share of its common stock multiplied by the number of shares of common stock outstanding) within the range of those companies represented in either the S&P Small Cap 600 Index or the Russell 2000® Index.
Market and liquidity risk.
Swaps
The entry into interest rate, credit default, index, currency exchange rate and total return swap agreements whereby the parties agree to exchange rates of return (or differentials therein) earned or realized on predetermined investments or instruments.
Market, liquidity, currency, credit, counterparty, leverage and opportunity risks.
When-Issued Securities and Forward Commitments	The purchase or sale of securities for delivery at a future date; market value may change before delivery.	Market, opportunity, and leverage risks.

Higher-Risk Securities and Practices Table. The following table shows each fund’s investment limitations with respect to certain higher risk securities and practices as a percentage of portfolio assets.  A number in the column indicates the maximum percentage of total assets that the fund is permitted to invest in that practice or type of security.  Numbers in this table show allowable usage only; for actual usage, consult the fund’s annual and semi-annual reports.

Target Date Funds
Borrowing	30
Repurchase Agreements	*
Securities Lending	X
Short-Term Trading	*
When-Issued Securities; Forward Commitments	**
Shares of Other Investment Companies1	100
Non-Investment Grade Securities	**
Foreign Securities	**
Emerging Market Securities	**
Illiquid Securities3	**
Restricted Securities	**
Mortgage-Backed Securities	**
Swaps	**

Target Date Funds
Options on Securities, Indices or Currencies	**
Futures Contracts4	**
Options on Futures Contracts4	**
Forward Foreign Currency Exchange Contracts	**

________________________________________

1  Includes ETFs.
2  U.S. dollar-denominated foreign money market securities only.
3  Numbers in this row refer to net, rather than total, assets.
4  Financial futures contracts and related options only, including futures, contracts and options on futures contracts and on currencies.

Legend
*
One asterisk means that there is no policy limitation on the fund’s usage of that practice or type of security, and that the fund may be currently using that practice or investing in that type of security.

**	Two asterisks mean that the fund is permitted to use that practice or invest in that type of security, but is not expected to do so on a regular basis.
***	Excluding government sponsored agency paper.
X	An “X” mark means that the fund is not permitted to use that practice or invest in that type of security.

INVESTMENT LIMITATIONS
The Trust has adopted the following restrictions and policies relating to the investment of assets and the activities of each fund.  The policies in this “Investment Limitations” section are fundamental and may not be changed for a fund without the approval of the holders of a majority of the outstanding votes of that fund (which for this purpose and under the 1940 Act means the lesser of (i) sixty-seven percent (67%) of the outstanding votes attributable to shares represented at a meeting at which more than fifty percent (50%) of the outstanding votes attributable to shares are represented or (ii) more than fifty percent (50%) of the outstanding votes attributable to shares).  Except as noted below, none of the funds within the Trust may:

1.
Borrow money, except that it may (a) borrow from any lender for temporary purposes in amounts not in excess of 5% of its total assets and (b) borrow from banks in any amount for any purpose, provided that immediately after borrowing from a bank the fund’s aggregate borrowings from any source do not exceed 33-1/3% of the fund’s total assets (including the amount borrowed). If, after borrowing from a bank, the fund’s aggregate borrowings later exceed 33-1/3% of the fund’s total assets, the fund will, within three days after exceeding such limit (not including Sundays or holidays), reduce the amount of its borrowings to meet the limitation. The fund may make additional investments while it has borrowings outstanding. The fund may make other borrowings to the extent permitted by applicable law.

2.
Underwrite securities of other issuers, except that a fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the fund, it may be deemed to be an underwriter for purposes of the 1933 Act.

3.
Invest over 25% of assets taken at its market value in any one industry, except that each Target Date Fund may invest more than 25% of its assets in any one affiliated underlying fund.  Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry for purposes of these rules.  Telephone, gas, and electric utility industries shall be considered separate industries.

4.	Purchase physical commodities or enter into contracts requiring the delivery or receipt of physical commodities.

5.	Purchase or sell real estate, except a fund may purchase securities which are issued by companies which invest in real estate or interests therein.

6.
Issue senior securities as defined in the 1940 Act, except as is permitted by such Act, by rules under such Act, and by SEC positions with respect to the issuance of obligations which might be deemed senior securities.

7.
Make loans (the acquisition of bonds, debentures, notes and other securities as permitted by the investment objectives of a fund shall not be deemed to be the making of loans) except that a fund may purchase securities subject to repurchase agreements under policies established by the Board and may make loans of securities as permitted by applicable law.

8.
With respect to 75% of the fund’s total assets, purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities and, for the Target Date Funds, the securities of other investment companies), if (i) such purchase would cause more than 5% of the fund’s total assets taken at market value to be invested in the securities of such issuer, or (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the fund.

In addition to the fundamental policies listed above, the investment objective of each fund is a fundamental policy that cannot be changed without the approval of a majority of the fund’s outstanding voting securities.

In addition to the foregoing restrictions, the following non-fundamental policies have been adopted by the Board and may be changed without a shareholder approval:  None, as of the date of this SAI.

Except for the limitations on borrowing from banks, if the above percentage restrictions, or any restrictions elsewhere in this SAI or in the prospectus covering fund shares, are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

Notwithstanding the foregoing investment limitations, the underlying funds in which the Target Date Funds may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting such funds to engage indirectly in investment strategies that may be prohibited under the investment limitations listed above.  The investment restrictions of each underlying fund are set forth in the prospectus and SAI for that underlying fund.

PORTFOLIO TURNOVER

Each fund will trade securities held by it whenever, in the Investment Adviser’s view, changes are appropriate to achieve the stated investment objectives.  The Investment Adviser does not anticipate that unusual portfolio turnover will be required and intends to keep such turnover to moderate levels consistent with the objectives of each fund.  Although the Investment Adviser makes no assurances, it is expected that the annual portfolio turnover rate for each fund will be generally less than 100%.  This would mean that normally less than 100% of the securities held by the fund would be replaced in any one year.

For the fiscal years ended December 31, 2009 and December 31, 2008, portfolio turnover for each fund was as follows:

Fund	2009	2008
Target Retirement 2020	78%	74%
Target Retirement 2030	78%	52%
Target Retirement 2040	86%	62%
Target Retirement 20501	N/A	N/A
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1  The Target Retirement 2050 Fund commenced operations as of the date of this SAI.

MANAGEMENT OF THE TRUST

Trustees and Officers

The Trust is governed by the Board.  The Board has the duties and responsibilities set forth under the applicable laws of the State of  Massachusetts, including but not limited to the management and supervision of the funds.

The Board, from time to time, may include individuals who may be deemed to be affiliated persons of Madison.  At all times, however, a majority of Board members will not be affiliated with Madison or the funds.  Board members serve indefinite terms, while officers of the Trust are elected annually.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing Board members, changing fundamental policies, approving certain management contracts, approving or amending a 12b-1 plan, or as otherwise required by the 1940 Act or the Declaration of Trust.

The address of each trustee and officer is 550 Science Drive, Madison, Wisconsin  53711, except for Mr. Mason for which it is 8777 N. Gainey Center Drive, #220, Scottsdale, Arizona 85258.

Interested Trustees and Officers
Name and Year of Birth	Position(s) and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships/ Trusteeships
Katherine L. Frank1 1960	Trustee and President, 2009 – Present
Madison Investment <r>Holdings</r>, Inc. (“<r>MIH</r>”) (affiliated investment advisory firm of Madison), Managing Director and Vice President, 1986 – 2010; Madison, Director and Vice President, 2004 – 2010; Madison Mosaic, LLC (affiliated investment advisory firm of Madison), President, 1996 – 2010; <r>MIH</r>”, Madison and Madison Mosaic, LLC, Executive Director and Chief Operating Officer, 2010 – Present

Madison Mosaic Funds (13) (mutual funds), President, 1996 – Present; Madison Strategic Sector Premium Fund (closed end fund), President, 2005 – Present; Madison/Claymore Covered Call and Equity Strategy Fund (closed end fund), Vice President, 2005 – Present; MEMBERS Mutual Funds (13) (mutual fund), President, 2009 – Present
Madison Mosaic Funds (all but Equity Trust), 1996 – Present; Madison Strategic Sector Premium Fund, 2005 – Present; MEMBERS Mutual Funds (13), 2009 – Present
Frank E. Burgess 1942	Vice President, 2009 – Present
<r>MIH</r>”, Founder, President and Managing Director,  1973 – 2010; Madison, President and Managing Director, 2004 – 2010; <r>MIH</r>” and Madison, Executive Director and President, 2010 – Present

Madison Mosaic Funds (13), Vice President, 1996 – Present; Madison Strategic Sector Premium Fund, Vice President, 2005 – Present; MEMBERS Mutual Funds (13), Vice President, 2009 – Present
N/A
Jay R. Sekelsky 1959	Vice President, 2009 – Present
<r>MIH</r>”, Managing Director and Vice President, 1990 – 2010; Madison, Managing Director, 2009 – 2010; Madison Mosaic, LLC, Vice President, 1996 – 2010; <r>MIH</r>”, Madison and Madison Mosaic, LLC, Executive Director and Chief Investment Officer, 2010 – Present

Madison Mosaic Funds (13), Vice President, 1996 – Present; Madison Strategic Sector Premium Fund, Vice President, 2005 – Present;
Madison/Claymore Covered Call and Equity Strategy Fund, Vice President, 2005 – Present;
MEMBERS Mutual Funds (13), Vice President, 2009 – Present
N/A
Paul Lefurgey 1964	Vice President, 2009 – Present
<r>MIH</r> Managing Director, Head of Fixed Income, 2005 – Present; Madison, Portfolio Manager, 2009 – 2010, Managing Director, 2010 – Present; MEMBERS Capital Advisors, Inc. (“MCA”) (investment advisory firm), Madison, WI, Vice President, 2003 – 2005

Madison Mosaic Funds (13), Vice President, 2009 – Present; Madison Strategic Sector Premium Fund, Vice President, 2010 – Present;
MEMBERS Mutual Funds (13), Vice President, 2009 – Present
N/A

Name and Year of Birth	Position(s) and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships/ Trusteeships
Greg D. Hoppe 1969	Treasurer, 2009 – Present
<r>MIH</r>and Madison Mosaic, LLC, Vice President, 1999 – Present; Madison, Vice President, 2009 – Present

Madison Mosaic Funds (13), Treasurer, 2009 – Present and Chief Financial Officer, 1999 – 2009;
Madison Strategic Sector Premium Fund, Treasurer, 2005 – Present and Chief Financial Officer, 2005 – 2009; Madison/Claymore Covered Call and Equity Strategy Fund, Vice President, 2008 – Present; MEMBERS Mutual Funds (13), Treasurer, 2009 – Present
N/A
Holly S. Baggot 1960	Secretary, 1999 – Present Assistant Treasurer, 1999 – 2007; 2009 – Present Treasurer, 2008 – 2009
<r>MIH</r>, Vice President, 2010 – Present; Madison, Vice President, 2009 – Present

MCA, Director-Mutual Funds, 2008-2009; Director-Mutual Fund Operations, 2006-2008; Operations Officer-Mutual Funds, 2005-2006; Senior Manager-Product & Fund Operations, 2001-2005

Madison Mosaic Funds (13), Secretary and Assistant Treasurer, 2009 – Present; Madison Strategic Sector Premium Fund, Secretary and Assistant Treasurer, 2010 – Present; MEMBERS Mutual Funds (13), Secretary, 1999-Present and Treasurer, 2008-2009 and Assistant Treasurer, 1997-2007 and 2009-Present
N/A
W. Richard Mason 1960	Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009 – Present
<r>MIH</r>, Madison, Madison Scottsdale, LC (an affiliated investment advisory firm of Madison) and Madison Mosaic, LLC, Chief Compliance Officer and Corporate Counsel, 2009 –  Present; General Counsel and Chief Compliance Officer, 1996 – 2009

Mosaic Funds Distributor, LLC (an affiliated brokerage firm of Madison), Principal, 1998 – Present; Concord Asset Management (“Concord”) (an affiliated investment advisory firm of Madison), LLC, General Counsel, 1996 – 2009

Madison Mosaic Funds (13), Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009 – Present; Secretary, General Counsel and Chief Compliance Officer, 1992 – 2009

Madison Strategic Sector Premium Fund, Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009 – Present; Secretary, General Counsel and Chief Compliance Officer, 2005 – 2009

MEMBERS Mutual Funds (13), Chief Compliance Officer, Corporate Counsel and Assistant Secretary, 2009 – Present

N/A

Name and Year of Birth	Position(s) and Length of Time Served	Principal Occupation(s) During Past Five Years	Other Directorships/ Trusteeships
Pamela M. Krill 1966	General Counsel, Chief Legal Officer and Assistant Secretary, 2009 – Present
<r>MIH</r>, Madison, Madison Scottsdale, LC, Madison Mosaic, LLC, Mosaic Funds Distributor, and Concord, General Counsel and Chief Legal Officer, 2009 – Present

Madison Mosaic Funds (13), General Counsel, Chief Legal Officer and Assistant Secretary, 2009 – Present; Madison Strategic Sector Premium Fund, General Counsel, Chief Legal Officer and Assistant Secretary, 2010 – Present; MEMBERS Mutual Funds (13), General Counsel, Chief Legal Officer and Assistant Secretary, 2009 – Present

CUNA Mutual Insurance Society (insurance company with affiliated investment advisory, brokerage and mutual fund operations), Madison, WI, Managing Associate General Counsel-Securities & Investments, 2007 – 2009

Godfrey &  Kahn, S.C. (law firm), Madison and Milwaukee, WI, Shareholder, Securities Practice Group, 1994-2007
N/A
________________________________________
1 “Interested person” as defined in the 1940 Act. Considered an interested Trustee because of the position held with the investment adviser of the Trust.

Independent Trustees
Name and Year of Birth	Position(s) and Length of Time Served1	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex2	Other Directorships/ Trusteeships
Philip E. Blake 1944	Trustee, 2009 – Present	Retired Investor Lee Enterprises, Inc (news and advertising publisher), Madison, WI, Vice President, 1998 - 2001 Madison Newspapers, Inc., Madison, WI, President and Chief Executive Officer, 1993 – 2000	44
Madison Newspapers, Inc., 1993 – Present

Meriter Hospital & Health Services, 2000 – Present

Edgewood College, 2003 – Present

Madison Mosaic Funds (13), 1996 – Present; Madison Strategic Sector Premium Fund, 2005 – Present; MEMBERS Mutual Funds (13), 2009 – Present

James R Imhoff, Jr. 1944	Trustee, 2009 – Present	First Weber Group (real estate brokers), Madison, WI, Chief Executive Officer, 1996 – Present	44
Park Bank, 1978 – Present

Madison Mosaic Funds (13), 1996 – Present; Madison
Strategic Sector Premium Fund, 2005 – Present; Madison/ Claymore Covered Call and Equity Strategy Fund, 2005 – Present; MEMBERS Mutual Funds (13), 2009 – Present

Steven P. Riege 1954	Trustee, 2005 – Present	The Rgroup (management consulting), Milwaukee, WI, Owner/President, 2001 – Present Robert W. Baird & Company (financial services), Milwaukee, WI, Senior Vice President-Marketing and Vice President-Human Resources, 1986 – 2001	30	MEMBERS Mutual Funds (13), 2005 – Present

Name and Year of Birth	Position(s) and Length of Time Served1	Principal Occupation(s) During Past Five Years	Portfolios Overseen in Fund Complex2	Other Directorships/ Trusteeships
Richard E. Struthers 1952	Trustee, 2004 – Present	Clearwater Capital Management (investment advisory firm), Minneapolis, MN, Chair and Chief Executive Officer, 1998 – Present Park Nicollet Health Services, Minneapolis, MN, Chairman, Finance and Investment Committee, 2006 – Present IAI Mutual Funds, Minneapolis, MN, President and Director, 1992-1997	30	Park Nicolet Health Services, 2001 – Present Micro Component Technology, Inc., 2008 – Present MEMBERS Mutual Funds (13), 2004 – Present
Lorence D. Wheeler 1938	Trustee, 2009 – Present	Retired investor Credit Union Benefits Services, Inc. (a provider of retirement plans and related services for credit union employees nationwide), Madison, WI, President, 1997 – 2001	44
Grand Mountain Bank FSB and Grand Mountain Bancshares, Inc. 2003 – Present

Madison Mosaic Funds (13), 1996 – Present; Madison Strategic Sector Premium Fund, 2005 – Present; Madison/Claymore Covered Call and Equity Strategy Fund, 2005 – Present; MEMBERS Mutual Funds (13), 2009 – Present

________________________________________
1 Independent Trustees serve in such capacity until the Trustee reaches the age of 76, unless retirement is waived by unanimous vote of the remaining Trustees on an annual basis.

2  As of the date of this SAI, the fund complex consists of the Trust with 17 portfolios (only three of which are described in this SAI), the MEMBERS Mutual Funds with 13 portfolios, the Madison Strategic Sector Premium Fund (a closed-end fund) and the Madison Mosaic Equity, Income, Tax-Free and Government Money Market Trusts, which together have 13 portfolios, for a grand total of 44 separate portfolios in the fund complex.  Not every Trustee is a member of the Board of Trustees of every fund in the fund complex, as noted above.  References to the “Fund Complex” in the following tables have the meaning disclosed in this paragraph.

Independent Trustee Compensation

Trustee Name	Aggregate Compensation from Trust1	Total Compensation from Trust and Fund Complex1, 2
Steven P. Riege	$29,750	$55,000
Richard E. Struthers	$31,000	$57,500
Lorence D. Wheeler 4	$12,000	$45,000
James R Imhoff, Jr. 4	$12,000	$45,000
Philip E Blake 4	$12,000	$45,000
Katherine L. Frank 3,4	None	None
________________________________________
1	Amounts for the fiscal year ended December 31, 2009.
2	Fund Complex as defined above.
3	Non-compensated interested Trustee.

4  Elected Trustee effective June 25, 2009 for all but certain funds of the Trust (i.e., the Target Allocation Funds, the Diversified Income Fund and the Mid Cap Value Fund), for which the effective date is July 21, 2009.

There have been no arrangements or understandings between any trustee or officer and any other person(s) pursuant to which (s)he was selected as a trustee or officer.

Board Qualifications

The members of the Board of Trustees each have experience which led fund management to the conclusion that the person should serve as a member of the Board, both at the time of the person’s appointment to the Board and continuing as of the date of this SAI.  Ms. Frank, the sole member of the Board who is considered “interested” under the 1940 Act, has been with <r>MIH</r> for more than 20 years and has held executive management positions during her tenure with the firm.
Regarding the Independent Trustees, all five of them have substantial experience operating and overseeing a business,

whether it be the newspaper business (for Mr. Blake), the real estate business (for Mr. Imhoff), the management consulting business (for Mr. Riege), the investment management business (for Mr. Struthers), or the retirement plan business (for Mr. Wheeler). As a result of this experience, each of them has unique perspectives regarding the operation and management of the funds and the Board’s oversight function with respect thereto.  They use this collective experience to serve the funds for the benefit of fund shareholders.  Moreover, each of the Independent Trustees has served as a trustee of one or more mutual funds for many years.  They bring substantial and material experience and expertise to their continued roles as trustees of the funds.

Board Committees

The Board of Trustees has established two standing committees to help manage the funds, as follows:  an Audit Committee and a Nominating and Governance Committee.

Audit Committee.  The Audit Committee is responsible for reviewing the results of each audit of the funds by the funds’ independent registered public accounting firm and for recommending the selection of independent auditors for the coming year.  The Audit Committee members are the Independent Trustees of the Funds:  Richard Struthers (Chairman), Philip Blake, James Imhoff, Jr., Steven Riege and Lorence Wheeler.  The Audit Committee meets at least quarterly and more often as necessary.  The Committee met four times during the funds’ last fiscal year.

Nominating and Governance Committee.  The Nominating and Governance Committee is responsible for nominating Trustees and officers to fill vacancies, evaluating their qualifications and for determining Trustee compensation.  The Committee is also responsible for periodically reviewing the effectiveness of the Board.  The members of the Nominating and Governance Committee are the same as the members of the Audit Committee:   Steven Riege (Chairman), Philip Blake, James Imhoff, Jr., Richard Struthers and Lorence Wheeler. Like the Audit Committee, the Nominating and Governance Committee meets at least quarterly and more often as necessary.  The Committee met two times during the funds’ last fiscal year.  The Nominating Committee may consider candidates for the Board submitted by shareholders if a vacancy were to exist. Shareholders who wish to recommend a nominee may do so by submitting the appropriate information about the candidate to the fund’s Secretary at the following address:  550 Science Drive, Madison, Wisconsin  53711.

Leadership Structure of the Board

The Board of Trustees is relatively small (with six members, as noted in the table above) and operates in a collegiate atmosphere.  Although no member is formally charged with acting as Chairman, Ms. Frank generally acts as the Chairperson during meetings.  All Board members are expected to provide their input into establishing the Board’s meeting agenda.  Likewise, each Board meeting contains a standing agenda item for any Board member to raise new or additional items he or she believes is important in connection with fund governance.  The Board has <r></r> charged Mr. Struthers with acting as the lead Independent Trustee for purposes of communicating with Madison, the Chief Compliance Officer, counsel to the Independent Trustees and fund counsel on matters relating to the Board as a whole.  The Independent Trustees often meet in executive session without representatives of Madison present (including meetings with counsel, the Chief Compliance Officer and the independent registered public accountant).

The Board’s Audit Committee and the Board as a whole considers risks in connection with a variety of matters during its regular quarterly review of fund operations in conjunction with Madison, fund counsel, independent counsel, and the funds’ Chief Compliance Officer.  The Board’s committee structure requires an independent trustee to serve as chairman of each committee, including the Audit Committee.

Given the small size of the Board, its committee structure lead by Independent Trustees, the openness of Board meetings to active input by all Board members, its utilization of executive sessions, the role of an informal lead Independent Trustee for expediency and its quarterly focus on compliance and risk management, the Board has determined that its current leadership structure is adequate for the protection of fund investors.

Trustees’ Holdings

As of December 31, 2009, none of the Trustees held any shares in the funds.  However, their Fund Complex holdings as of such date were as follows:

Name of Trustee	Aggregate Dollar Range of Equity Securities in Fund Complex1,2
Steven P. Riege	$1-10,000
Richard E. Struthers	$50,001-$100,000
Lorence D. Wheeler	Over $100,000
James R Imhoff, Jr.	Over $100,000
Philip E Blake	Over $100,000
Katherine L. Frank	Over $100,000

________________________________________
1  Dollar ranges are as follows:  none; $1–$10,000; $10,001-$50,000; $50,001-$100,000; and over $100,000.  Information as of December 31, 2009.
2 Fund Complex as defined above.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF THE TRUST’S SECURITIES

The Trust is an investment vehicle underlying the separate accounts of CUNA Mutual Insurance Society (“CUNA Mutual”) which issue variable contracts.  As of April 1, 2010, the separate accounts of CUNA Mutual and certain qualified plans were the primary shareholders of the Trust.  Because CUNA Mutual and/or CUMIS Insurance Society, Inc., an affiliate of CUNA Mutual, funded certain series of the Trust upon organization of such series, these companies each own shares of the Trust as well.

The following table sets forth 5% or more beneficial ownership of shares of each fund, if applicable, as of April 1, 2010.

Fund	Name and Address of Owner	Share Class	Percentage Ownership
Moderate Allocation	Linda G. Owens, Hanahan, SC 29410	Class II	6.27%
Aggressive Allocation	Robert Dale Shillings, Groves, TX 77619	Class II	20.05%
	David J. Doorlag, Kalamazoo, MI 49004	Class II	10.52%
	Kay E. Kehm, Georgetown, PA 15042	Class II	9.89%
	Steven W. Edson, Portage, MI 49002	Class II	5.16%
Money Market	Premier American CU SERP II Trust, Chatsworth, CA	Class I	11.07%
	Public Service Employees Credit Union, Denver, CO	Class I	6.66%
	Aloha Pacific Federal Credit Union, Honolulu, HI	Class I	5.26%
	Ina H. White, Muskogee, OK 74403	Class II	26.58%
	Dennis C. Davis, Rainier, OR 97048	Class II	14.02%
Diversified Income	Barbara A. Orfitelli, Davenport, IA 52804	Class II	5.17%

As of April 1, 2010, the Trust’s trustees and officers, as a group, owned less than 1% of the outstanding voting securities of each fund.

PORTFOLIO MANAGEMENT

Madison Asset Management, LLC

Background.  The investment adviser to the Trust, Madison Asset Management, LLC (“Madison”), is a registered investment adviser located at 550 Science Drive, Madison, WI 53711. Madison is <r>a controlled subsidiary of</r>Madison Investment <r>Holdings</r>, Inc. (“<r>MIH</r>”), <r>also located at</r> 550 Science Drive, Madison, WI <r></r>.  Madison shares investment personnel with <r>MIH</r>.  <r>MIH</r> is a registered investment adviser founded in 1973.  In addition to Madison, <r>MIH controls</r> Madison Scottsdale, LC  (a registered investment adviser providing portfolio management services to insurance companies) in Scottsdale, Arizona and Madison <r>Investment Advisors</r>, LLC (a registered investment adviser providing portfolio management services <r></r>to various mutual funds), also principally located at 550 Science Drive, Madison, WI 53711.  <r>MIH</r> also controls Concord Asset Management, LLC (a registered investment adviser providing portfolio management services to high net worth individuals) in Chicago, Illinois. Frank E. Burgess, who is the founder, President and a Director of <r>MIH</r>, owns a controlling interest of <r>MIH</r>.

Management Agreement.  Madison has entered into a Management Agreement with the Trust (the “Management Agreement”) that requires Madison to provide continuous professional investment management of the investments of the Trust, including establishing an investment program complying with the investment objectives, policies, and restrictions of each fund.  Under the Management Agreement, Madison is also generally responsible for the other operations of the Trust.  As compensation for its services under the Management Agreement, the Trust pays Madison a fee computed at an annualized percentage rate of the average daily value of the net assets of each fund as follows:

Fund	Management Fee3	Total Advisory Fees Incurred During the Fiscal Year Ended December 31, 20094	Total Advisory Fees Incurred During the Fiscal Year Ended December 31, 20084	Total Advisory Fees Incurred During the Fiscal Year Ended December 31, 20074
Target Retirement 20201	0.40%	$52,612	$25,106	$1,697
Target Retirement 20301	0.40%	$52,225	$23,258	$1,156
Target Retirement 20401	0.40%	$44,249	$17,328	$1,115
Target Retirement 20502	0.40%	N/A	N/A	N/A
	Totals	$149,086	$65,692	$3,968
________________________________________
1           Fund commenced investment operations on October 1, 2007.
2           Fund commenced investment operations on <r>January 1, 2011</r>.
3
Madison has contractually agreed to waive its management fee from 0.40% to 0.20% (annualized) based on daily average net assets until April 30, <r>2011 for all funds except the Target 2050 Fund.  For the Target 2050 Fund, the contractual fee waiver will remain in place until April 30, 2012</r>.

4           Advisory fees incurred by the funds prior to July 1, 2009, were paid to the funds’ prior investment adviser.  Such fees incurred on and after thisdate were paid to Madison.

In addition to providing investment management services to the funds, Madison also provides or otherwise arranges for the funds to have all operational and support services needed by each fund.  Such services may include:
•	Handling bookkeeping and portfolio accounting for the Trust.

•	Handling telephone inquiries, cash withdrawals and other customer service functions (including monitoring wire transfers).

•	Providing appropriate supplies, equipment and ancillary services necessary to conduct of the Trust’s affairs.

•	Arranging for and paying the custodian, fund transfer agent, fund accountant and fund administrator.

•	Arranging for and paying the Trust's legal counsel and outside counsel to the Independent Trustees.

•	Registering the Trust and its shares with the SEC and notifying any applicable state securities commissions of the sale of such shares in their jurisdiction.

•	Printing and distributing prospectuses and periodic financial reports to current shareholders.

•	Paying for trade association membership.

•	Preparing shareholder reports, proxy materials and holding shareholder meetings.

In providing or arranging for the provision of the various services covered by the Management Agreement, Madison negotiates for the best services at the best price available from the Trust’s unaffiliated service providers.  To the extent Madison is able to negotiate discounts from service providers, these discounts are not necessarily passed onto the Trust.

Madison provides all these services for no additional fee, beyond that which is paid to Madison under the Management Agreement.  The Trust remains responsible for all of the fees noted below under the “—Limited Services Agreement” discussion (however, as noted below, certain of these fees are subject to a cap until at least July 1, 2011).

Limited Services Agreement. Madison has entered into a Limited Services Agreement that caps the following expenses for each fund (other than the Target Retirement 2050 Fund) until at least July 1, 2011 so that fund expense levels are maintained at a dollar amount that is no more than the amount of such expenses incurred by each fund’s Class I shares for the fiscal year ended December 31, 2008:

•	Independent Trustees’ fees and expenses;
•	Independent registered public accountants’ fees and expenses;
•
Costs associated with the Trust’s compliance program under Rule 38a-1 of the 1940 Act, including personnel costs, which represents a percentage of the costs for the compliance program utilized by the Trust, other investment companies managed by Madison and its affiliates;

•	Interest and fees on any Trust indebtedness; and
•	Taxes paid by the Trust pursuant to Forms 1120RIC (and any corresponding state tax returns) or Forms 8613.

Not included within the fee cap discussed above, and which remain the responsibility of the Trust, are the following expenses:  (i) brokerage commissions paid in connection with fund transactions, (ii) Rule 12b-1 distribution and service fees disclosed in the Trust’s prospectus, and (iii) acquired fund fees, if any.
PORTFOLIO MANAGERS

Madison Asset Management, LLC

Compensation.  Madison believes investment professionals should receive compensation for the performance of the firm’s client accounts, their individual effort, and the overall profitability of the firm.  As such, investment professionals receive a base salary, as well as an incentive bonus based on the attainment of certain goals and objectives in the portfolio management process (described below).  The manager also participates in the overall profitability of the firm directly, through an ownership interest in the firm, or indirectly, through a firm-sponsored profit sharing plan.  Madison believes its portfolio managers’ goals are aligned with those of long-term investors, recognizing client goals to outperform over the long-term, rather than focused on short-term performance contests.

With regard to incentive compensation, the incentive pool for the asset allocation team is calculated based on revenue from each investment strategy.  Managers are rewarded for performance relative to their benchmark(s) over both one and three year periods.  Incentive compensation earned is paid out over a three year period, so that if a portfolio manager leaves the employ of Madison, he or she forfeits a percentage of his or her incentive compensation.  The purpose of this structured payout is to aid in the retention of investment personnel.  All investment professionals are eligible to participate in the incentive compensation pool.

The incentive compensation pool shared by the members of the firm’s asset allocation team is based on the performance of the firm’s various asset allocation composites measured against the appropriate index benchmarks.  All firm asset allocation accounts, including mutual funds, regardless of whether they are included in such composites, are managed with the same general investment philosophy, approach and applicable allocations, quality and other portfolio characteristics.

There is no difference in terms of the way the firm compensates portfolio managers for managing a mutual fund or a private client account (or any other type of account for that matter).  Instead, compensation is based on the entire employment relationship, not based on the performance of any single account or type of account.

Other Accounts Managed (as of December 31, 2009):

David Hottmann –Target Date Funds
Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts1	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	6	$799,450,000	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	7,886	$1,505,000,000	0	$0

Patrick Ryan –Target Date Funds
Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts1	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	6	$799,450,000	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	7,886	$1,505,000,000	0	$0
__________________________
1 Numbers are approximate.

Material Conflicts of Interest:  Potential conflicts of interest may arise because Madison engages in portfolio management activities for clients other than the funds.  However, Madison has adopted a variety of portfolio security aggregation and allocation policies which are designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients.

Fund Ownership: As of December 31, 2009, the portfolio managers’ ownership in Target Date Fund shares was as follows:  None.

TRANSFER AGENT

CUNA Mutual Insurance Society (“CUNA Mutual”), 2000 Heritage Way, Waverly, Iowa 50677, is the funds’ transfer agent.  As transfer agent, CUNA Mutual maintains the funds’ shareholder records and reports.

CUSTODIAN

State Street Bank and Trust Company (“State Street”), 225 Franklin Street, Boston, Massachusetts 02110, is the custodian for the securities and cash of  each of the funds.

In its capacity as custodian, State Street holds for the funds all securities and cash owned by the funds and receives for the funds all payments of income, payments of principal or capital distributions with respect to securities owned by the funds.  Also, the custodian receives payment for the shares issued by the funds.  The custodian releases and delivers securities and cash upon proper instructions from the funds.  Pursuant to, and in furtherance of, a custody agreement with State Street, the funds use automated instructions and a cash data entry system to transfer monies to and from the funds’ account at the custodian.

DISTRIBUTION

As described in the prospectus, the Trust does not offer its shares directly to the public.  Shares of the Trust are currently issued and redeemed through Mosaic Funds Distributor, LLC (the “Distributor”).  The Distributor, located at 8777 N. Gainey Center Drive, Suite 220, Scottsdale, Arizona 85258, acts as the Trust’s principal distributor pursuant to a Distribution Agreement between the Trust, on behalf of each fund, and the Distributor.  The Distributor is a wholly owned subsidiary of <r>MIH</r>.  The Distributor maintains a branch office at 550 Science Drive, Madison, Wisconsin, 53711.

Shares of the funds are offered continuously by the Distributor on behalf of the funds and are purchased and redeemed at NAV. The Distribution Agreement provides that the Distributor will use its best efforts to render services to the funds, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, it will not be liable to the funds or any shareholder for any error of judgment or mistake of law or any act or omission or for any losses sustained by the funds or the funds’ shareholders.

Prior to July 1, 2009, the distributor to the funds was CUNA Brokerage Services, Inc., a subsidiary of CUNA Mutual Insurance Society.

Neither the Distributor, nor is predecessor, received any underwriting commissions or other compensation from the Trust related to the Target Date Funds for any of the last three fiscal years.

BROKERAGE

Madison is responsible for:  (1) decisions to buy and sell securities for each of the funds, (2) the selection of brokers and dealers to effect such transactions and (3) the negotiation of brokerage commissions, if any, charged on such transactions.

In general, Madison seeks to obtain prompt and reliable execution of orders at the most favorable prices or yields when purchasing and selling fund securities. In determining the best price and execution, Madison may take into account a dealer’s operational and financial capabilities, the type of transaction involved, the dealer’s general relationship with Madison and any statistical, research or other services the dealer provides it, including payment for Madison’s use of research services. This may include brokerage and research provided by third parties that is paid for by so-called “soft dollars” earned as a result of fund brokerage transactions (to the extent permitted by law or regulation).  Research and statistical information regarding securities may be used by Madison for the benefit of all members of the mutual funds and other clients of <r></r>Madison and <r>its</r> affiliates. Therefore, the funds may not be Madison’s only client that benefits from its receipt of research and brokerage from the brokers and dealers the funds use for their trading needs. However, as a policy matter, Madison will not pay higher commissions to any particular broker that provides it soft dollar brokerage or research benefits than Madison would pay to any other full-service institutional broker that did not provide such benefits (although “full service” commission rates are generally higher than “execution only” commission rates).  Madison considers brokerage and research benefits earned through soft dollars in determining whether it is obtaining best execution of securities transactions for the funds.  In the event that any non-price factors are taken into account and the execution price paid is increased, it would only be in reasonable relation to the benefit of such non-price factors to the Trust as Madison determines in good faith.

What is the “research” that is paid for with soft dollars? Research refers to services and/or products provided by a broker, the primary use of which must directly assist Madison in its “investment decision-making process” and not in the management of Madison. The term “Investment Decision-Making Process” refers to the quantitative and qualitative processes and related tools Madison uses in rendering investment advice to the funds and its other clients, including financial analysis, trading and risk analysis, securities selection, broker selection, asset allocation, and suitability analysis.

Research may be proprietary or third party. Proprietary research is provided directly from a broker (for example, research provided by broker analysts and employees about a specific security or industry or region, etc.).  Third party research is provided by the payment by a broker, in full or in part, for research services provided by third parties.  Both types of research may involve electronically and facsimile provided research and electronic portfolio management services and computer software supporting such research and services.

Typical third party research providers include, by way of example, First Call Notes, Bloomberg, Research Direct, First Call Earnings Per Share Estimates, Baseline, Bondedge, ISI, Bank Credit Analysis, S&P Creditweek, Global Sector Review, etc.  For example, a tool that helps Madison decide what might happen to the price of a particular bond following a specific change in interest rates is considered research because it affects Madison’s decision making process regarding that bond.

Madison may receive from brokers products or services which are used by Madison both for research and for administrative, marketing or other non-research purposes.  In such instances, Madison makes a good faith effort to determine the relative proportion of its use of such product/service that is for research.  Only that portion of the research aspect of the cost of obtaining such product/service may be paid for using soft dollars.  Madison pays the remaining portion of the cost of obtaining the product or service in cash from its own resources.

Although Madison believes that all its clients and those of its affiliates, including the funds, benefit from the research received by it from brokers, Madison may not necessarily use such research or brokerage services in connection with the accounts that paid commissions to or otherwise traded with the brokers providing such research or services in any given period.

Brokers or dealers who execute portfolio transactions for the funds may also sell fund shares; however, any such sales will not be either a qualifying or disqualifying factor in selecting brokers or dealers.  Such activity is not considered when making portfolio brokerage decisions.

In addition to transactions on which Madison pays commissions, Madison may also engage in portfolio transactions directly with a dealer acting as a principal.  As a result, the transaction will not involve payment of commissions. However, any purchases from an underwriter or selling group could involve payments of fees and concessions to the underwriting or selling group.

With respect to the Target Date Funds, shares of underlying funds, except for ETFs, will be purchased in principal transactions directly from the issuer of the underlying fund and brokers will not be used.  The Target Date Funds will not incur any commissions or sales charges when they purchase shares of the underlying funds, except for ETFs, as they are traded on securities exchanges.

Madison’s policy and procedures with respect to brokerage is and will be reviewed by the Board of Trustees from time to time.  Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing policies and practices may be changed, modified or eliminated without prior notice to shareholders.

The Trust paid the following amounts in brokerage commissions for the fiscal years ended December 31:

Fund	2009	2008	2007
Target Retirement 20201	$294	N/A	N/A
Target Retirement 20301	$520	N/A	N/A
Target Retirement 20401	$609	N/A	N/A
Target Retirement 20502	N/A	N/A	N/A
________________________________________
1  Fund commenced investment operations on October 1, 2007.
2 Fund commenced investment operations on <r>January 1, 2011</r>.

During the fiscal year ended December 31, 2009, the Trust paid $5,243,639 in brokerage commissions to firms for providing research services involving approximately $3,085,253,832 of transactions (Note: these amounts were for all Trust transactions, not just those relating to the Target Date Funds).  The provision of third party research services was not necessarily a factor in the placement of all of this business with such firms; however, as a general matter, trades may be placed on behalf of the funds with firms that provide research, subject to seeking to achieve best execution and compliance with applicable laws and regulations.

During the fiscal year ended December 31, 2009, the Trust did not acquire securities of any of its regular broker-dealers or their parent entities.

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

The Trust, on behalf of each of the funds, has adopted the proxy voting policies and procedures of Madison, the summary of which may be found in Appendix A hereto.  The policies and procedures are used to determine how to vote proxies relating to the funds’ portfolio securities.  Included in the policies and procedures are procedures that are used on behalf of the funds when a vote presents a conflict of interest between the interests of:  (1) the funds’ shareholders and (2) Madison and the Distributor.

Form N-PX, which contains the proxy voting records for each of the funds for the most recent twelve-month period ended June 30, is available to shareholders at no cost on the SEC’s web site at www.sec.gov.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

The funds’ portfolio holdings must be adequately protected to prevent the misuse of that information by a third party to the potential detriment of the shareholders.  Accordingly, the funds have adopted, and the Board has approved, policies and procedures designed to ensure that the disclosure of the funds’ portfolio holdings is in the best interest of the funds’ shareholders in the manner described below.  Various non-fund advisory clients of Madison may hold portfolio securities substantially similar to those held by the funds.  Although Madison has also adopted policies and procedures regarding the selective disclosure of the contents of those other clients’ portfolios and representative account portfolios, those policies and procedures may contain different procedures and limitations than the policies and procedures that apply to the disclosure of the funds’ portfolio holdings.

The funds’ portfolio holdings are made public, as required by law, in the Trust’s annual and semi-annual reports.  These reports are filed with the SEC and mailed to shareholders within 60 days after the end of the relevant fiscal period.  In addition, as required by law, the funds’ portfolio holdings as of fiscal quarter end are reported to the SEC within 60 days after the end of the funds’ first and third fiscal quarters and are available to any interested person.

The funds’ portfolio holdings information may be disseminated more frequently, or as of different periods, than as described above only when legitimate business purposes of the funds are served and the potential and actual conflicts of interest between the interests of fund shareholders and those of the funds’ affiliates are reviewed and considered.  Selective disclosures could be considered to serve the legitimate business purposes of the funds, if (1) done to further the interests of the funds and (2) the disclosure is not expected to result in harm to the funds (such harm could occur by permitting third parties to trade ahead of, or front run, the funds or to effect trades in shares of the funds with information about portfolio holdings that other potential investors do not have).  For example, the funds may provide portfolio holdings information to certain vendors that provide services that are important to the operations of the funds, or that assist Madison in providing services to the funds or in conducting its investment management business activities in general.  Potential and actual conflicts of interest between the funds and their affiliates must also be reviewed and considered.  For example, there may be situations where the disclosure facilitates portfolio management activities or the potential growth of the funds, which could legitimately serve the common interests of both the funds and Madison.  However, selective disclosures will not be made for the benefit of Madison or its affiliates unless the disclosure would be in the interests of the funds or, at a minimum, result in no harm to the funds.

Currently, the funds’ portfolio holdings information is disseminated in the manner set forth above as required by law, and as set forth below.  Neither the Trust, nor Madison or its affiliates, may receive any compensation in connection with an arrangement to make available information about the funds’ portfolio holdings.

The Trust may distribute, on a monthly basis, portfolio holdings to mutual fund evaluation services such as Morningstar or Lipper Analytical Services; consultants to retirement plans such as Mercer; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers that may be used by the Trust, for the purpose of efficient trading and receipt of relevant research, provided that (a) a minimum of 30 days has passed since the end of the applicable month and (b) the recipient does not regularly distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the funds before the information becomes public.

The Target Date Funds invest primarily in other mutual funds and ETFs.  Since the conflicts associated with front running, trading ahead of, or effecting trades in shares of the securities held has been mitigated due to the fund of funds structure, the Target Date Funds holdings will be made public 10 days after each month end.

The funds may also disclose any and all portfolio information to their service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.  These service providers include the funds’ custodians, auditors, investment advisers, administrator, printers, proxy voting services and each of their respective affiliates and advisers.  In connection with providing investment advisory services to its clients, Madison discloses non-public portfolio holdings information to FactSet Research Systems, Inc. – provides analytics for portfolio management processing (daily) and SunGuard – performs certain compliance related functions for Madison (daily).  Madison also provides trade information (not portfolio holdings data) to Bloomberg, L.P. – provides trade order management system (daily); Derivative Solutions, WONDA, and Thompson-Reuters Baseline (daily) – all for portfolio analysis and modeling; and Morningstar and Lipper (35 day lag) – for mutual fund analysis.

Any exceptions to the above disclosure rules must be pre-approved by the Trust’s chief compliance officer.  There can be no assurance that the funds’ policies and procedures on disclosure of portfolio holdings will protect the funds from misuse of such information by individuals or entities that come into possession of the information.

CODES OF ETHICS

The Trust, Madison and the Distributor have adopted a joint code of ethics under Rule 17j-1 of the 1940 Act that covers the conduct (including the personal securities transactions) of each of their respective officers, trustees and employees.

In general, the codes of ethics restrict purchases or sales of securities being purchased or sold, or being considered for purchase or sale, on behalf of the Trust by any person subject to the code.  In addition, the codes restrict such persons in their purchases of securities in an initial public offering and in private offerings of securities.  The codes of ethics also establish certain “blackout periods” during which persons subject to the code, or certain classes of persons, may not effect personal securities transactions.  Certain specified transactions are exempt from the provisions of the codes of ethics.

SHARES OF THE TRUST

Shares of Beneficial Interest

The Declaration of Trust permits the Board to issue an unlimited number of full and fractional shares of beneficial interest of the Trust without par value.  Under the Declaration of Trust, the Board has the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders.  As of the date of this SAI, the Board has authorized shares of each of the series or funds described in the prospectus, in addition to those funds described in a separate prospectus of the Trust.  Additional series may be added in the future.  The Declaration of Trust also authorizes the Board to classify and reclassify the shares of the Trust, or new series of the Trust, into one or more classes.  As of the date of this SAI, the Board has authorized the issuance of two classes of shares, designated as Class I and Class II.  Additional classes of shares may be offered in the future.  Note, however, that the Target Date Funds currently only offer Class I shares.

The shares of each class of each fund represent an equal proportionate interest in the aggregate net assets attributable to that class of that fund.  Holders of Class I and Class II shares have certain exclusive voting rights on matters relating to their respective class of shares.  The different classes of a fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by each fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the fact that:  (i) the distribution and service fees relating to Class II shares will be borne exclusively by that class; and (ii) each class will bear any other class expenses properly allocable to such class of shares, subject to the requirements imposed by the Internal Revenue Service (the “IRS”) on funds having a multiple-class structure.  Similarly, the NAV per share may vary depending on the share class purchased.

In the event of liquidation, shareholders of each class of each fund are entitled to share pro rata in the net assets of the class of the fund available for distribution to these shareholders.  Shares entitle their holders to one vote per dollar value of shares and have no preemptive, subscription or conversion rights.  When issued, shares are fully paid and non-assessable.

Share certificates will not be issued.

Voting Rights

Pursuant to current interpretations of the 1940 Act, CUNA Mutual will solicit voting instructions from owners of variable annuity or variable life insurance contracts issued by it with respect to any matters that are presented to a vote of shareholders.  Insurance companies not affiliated with the CUNA Mutual will generally follow similar procedures.  On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote shall be voted in the aggregate and not by series or class, except for matters concerning only a series or class.  Certain matters approved by a vote of the shareholders of the Trust may not be binding on a series or class whose shareholders have not approved such matter.  This is the case if the matter affects interests of that series or class which are not identical with the interests of all other series and classes, such as a change in investment policy or approval of the Investment Adviser, and failure by the holders of a majority of the outstanding voting securities of the series or class to approve the matter.  The holders of each share of each series or class of stock of the Trust shall be entitled to one vote for each full dollar of NAV and a fractional vote for each fractional dollar of NAV attributed to the shareholder.

The Trust is not required to hold annual meetings of shareholders and does not plan to do so.  The Board may call special meetings of shareholders for action by shareholder vote as may be required by the 1940 Act or the Declaration of Trust.  The Board has the power to alter the number and the terms of office of the trustees, and may lengthen their own terms or make their terms of unlimited duration and appoint their successors, provided always at least a majority of the trustees have been elected by the shareholders of the Trust.  The Declaration of Trust provides that shareholders can remove trustees by a vote of two-thirds of the outstanding shares (by NAV) and the Declaration of Trust sets out procedures to be followed.

Limitation of Shareholder Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust.   However, the Declaration of Trust provides that no shareholder shall be subject to any personal liability in connection with Trust property or the affairs of the Trust.  It also requires the Trust to indemnify and hold each shareholder harmless from and against all claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder, and shall reimburse such shareholder for all legal and other expenses reasonably incurred by her or him in connection with any such claim or liability.  Additionally, the Trustees must maintain insurance for the protection of, among other things, the shareholders in such amount as the Trustees shall deem adequate to cover all foreseeable tort liability to the extent such insurance is available at reasonable rates. Therefore, the risk of a shareholder’s incurring financial loss on account of shareholder liability is generally limited to circumstances in which the Trust and/or its insurance carrier(s) would be unable to meet these obligations.

Limitation of Trustee and Officer Liability

The Declaration of Trust further provides that the Trust shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of the Trust.  The Declaration of Trust does not authorize the Trust to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

Limitation of Interseries Liability

All persons dealing with a fund must look solely to the property of that particular fund for the enforcement of any claims against that fund, as neither the trustees, officers, agents nor shareholders assume any personal liability for obligations entered into on behalf of a fund or the Trust.  No fund is liable for the obligations of any other fund.  Since the funds use a combined prospectus, however, it is possible that one fund might become liable for a misstatement or omission in the prospectus regarding another fund with which its disclosure is combined.

Conflicts of Interest

Because shares of the Trust are sold to CUNA Mutual separate accounts, qualified retirement plans sponsored by affiliates of CUNA Mutual, unaffiliated insurance company separate accounts and qualified retirement plans, it is possible that material conflicts could arise among and between the interests of: (1) variable annuity contract owners (or participants under group variable annuity contracts) and variable life insurance contract owners, or (2) owners of variable annuity and variable life insurance contracts of affiliated and unaffiliated insurance companies and (3) participants in affiliated and unaffiliated qualified retirement plans.  Such material conflicts could include, for example, differences in federal tax treatment of variable annuity contracts versus variable life insurance contracts.  The Trust does not currently foresee any disadvantage to one category of investors vis-à-vis another arising from the fact that the Trust’s shares support different types of variable insurance contracts.  However, the Board will continuously monitor events to identify any potential material conflicts that may arise between the interests of different categories or classes of investors and to determine what action, if any, should be taken to resolve such conflicts.  Such action may include redeeming shares of the Trust held by one or more of the separate accounts or qualified retirement plans involved in any material irreconcilable conflict.

NET ASSET VALUE OF SHARES

The NAV per share for all classes of shares is calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m., Central Time) on each day on which the New York Stock Exchange is open for trading.  NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation.  Total net assets are determined by adding the total current value of portfolio securities (including shares of other investment companies), cash, receivables, and other assets and subtracting liabilities.  Since the assets of each Target Date Fund consist primarily of shares of underlying funds, the NAV of each Target Date Fund is determined based on the NAVs of the underlying funds.  Shares will be sold and redeemed at the NAV per share next determined after receipt in good order of the purchase order or request for redemption.

Equity securities and exchange-traded funds (“ETFs”) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price).  If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices, and (b) equity securities traded on a foreign exchange are valued at the official bid price.  Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations.  Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily NAV which is calculated as of the close of regular trading (usually 3:00 p.m., Central Time) on each day on which the New York Stock Exchange is open for business.  NAV per share is determined by dividing each fund’s total net assets by the number of shares of such fund outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not quoted or traded on NASDAQ are valued at the last sale price on the valuation day.  If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices.  Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies.  Exchange-traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded.  Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded.  The Trust’s Pricing Committee (the “Pricing Committee”) shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary.  Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.  Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values using the then-current exchange rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Pricing Committee’s opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Pricing Committee and under the general supervision of the Board of Trustees.  When fair value pricing of securities is employed, the prices of securities used by the funds to calculate NAV may differ from market quotations or official closing prices.  Because the Target Date Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Pricing Committee will need to “fair” value any of the investments of these funds.  However, an underlying fund may need to “fair” value one or more of its investments, which may, in turn, require the Target Date Funds to do the same because of delays in obtaining the underlying fund’s NAV.

A fund’s investments (or underlying fund) will be valued at fair value if, in the judgment of the Pricing Committee, an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated.  Significant events may include, but are not limited to, the following:  (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector.  In responding to a significant event, the Pricing Committee would determine the fair value of affected securities considering factors including, but not limited to:  fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold.  The Pricing Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

The Pricing Committee is comprised of officers and employees of Madison and <r>MIH</r>, namely:  Christopher Berberet (Managing Director), David Halford (Vice President), Greg Hoppe (Vice President), Katherine Frank (Executive Director and Chief Operating Officer), Paul Lefurgey (Managing Director) and Jay Sekelsky (Executive Director and Chief Investment Officer).

DISTRIBUTIONS AND TAXES

Distributions

It is the intention of the Trust to distribute substantially all of the net income, if any, of each fund thereby avoiding the imposition of any fund-level income or excise tax, as described below.  Distributions shall be made in the following manner:

(i)
Distributions of net investment company taxable income, if any, with respect to the Target Date Funds will be declared and reinvested annually in additional full and fractional shares of the respective fund, unless otherwise directed; and

(ii)
All net realized short-term and long-term capital gains of each fund, if any, will be declared and distributed at least annually, but in any event, no more frequently than allowed under SEC rules, to the shareholders of each fund to which such gains are attributable.

Federal Tax Status of the Funds

Qualification as Regulated Investment Company.  Each fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust’s other portfolios will be separate from those realized by each fund.

Each fund intends to meet the requirements of Subchapter M of the Code applicable to regulated investment companies.  In the event a fund fails to qualify as a “regulated investment company” under Subchapter M, it will be treated as a regular corporation for federal income tax purposes.  Accordingly, such fund would be subject to federal income taxes on the full amount of its taxable income and gains, and any distributions that such fund makes would not qualify for the dividends paid deduction.  This would increase the cost of investing in such fund for shareholders and would make it more economical for shareholders to invest directly in securities held by such fund instead of investing indirectly in securities through such fund.  Given these risks, compliance with the above requirements is carefully monitored by Madison and each fund intends to comply with these requirements as they exist or as they may be modified from time to time.

A fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following:  (1) at least 90% of its gross income for each taxable year must be derived from (a) dividends, interest, payments with respect to loaned securities, gains from the sale or disposition of securities (including gains from related investments in foreign currencies), and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities or currencies, and (b) net income derived from an interest in a “qualified publicly traded partnership;” and (2) at the close of each quarter of the fund’s taxable year, (a) at least 50% of the value of the fund’s total assets must consist of cash, cash items, securities of other regulated investment companies, U.S. Government securities and other securities (provided that no more than 5% of the value of the fund may consist of such other securities of any one issuer, and the fund may not hold more than 10% of the outstanding voting securities of any issuer), and (b) the fund must not invest more than 25% of its total assets in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of two or more issuers that are controlled by the fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more “qualified publicly traded partnerships.”

A regulated investment company generally must distribute in each calendar year an amount equal to at least the sum of:  (1) 98% of its ordinary taxable income for the year, (2) 98% of its capital gain net income for the 12 months ended on October 31 of that calendar year and (3) any ordinary income or net capital gain income not distributed in prior years.  To the extent that a regulated investment company fails to do this, it is subject to a 4% nondeductible federal excise tax on undistributed earnings.  However, the excise tax does not apply to a regulated investment company, such as the funds, whose only shareholders during the year are segregated asset accounts of life insurance companies supporting variable life insurance contracts or variable annuity contracts, or parties that contributed in aggregate $250,000 or less in seed money to the fund.  The funds are therefore not subject to the excise tax.

Each fund generally will endeavor to distribute (or be deemed to distribute) to its respective shareholders all of such fund’s net investment company taxable income and net capital gain, if any, for each taxable year so that such fund will not incur federal income or excise taxes on its earnings.  However, no assurances can be given that these anticipated distributions will be sufficient to eliminate all taxes.

Section 817(h) Diversification Requirements.  Each fund also intends to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies’ separate accounts that are used to support variable life insurance contracts and variable annuity contracts.  A separate account may meet these requirements by investing solely in the shares of a regulated investment company registered under the 1940 Act as an open-end management investment company (such as the funds) provided that such regulated investment company satisfies the diversification requirements (as well as certain other requirements) of Section 817(h) of the Code and the regulations issued there under.  These requirements are in addition to the diversification requirements of Subchapter M and of the 1940 Act, and may affect the securities in which a fund may invest.  In order to comply with future requirements of Section 817(h) (or related provisions of the Code), a fund may be required, for example, to alter its investment objectives.

The Section 817(h) requirements place certain limitations on the assets of each separate account (or underlying regulated investment company) that may be invested in securities of a single issuer.  Specifically, the regulations provide that, except as permitted by a “safe harbor” described below, as of the end of each calendar quarter, or within 30 days thereafter:

•	no more than 55% of a fund’s total assets may be represented by any one investment
•	no more than 70% by any two investments
•	no more than 80% by any three investments
•	no more than 90% by any four investments

Section 817(h) also provides, as a safe harbor, that a separate account (or underlying regulated investment company) will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account’s total assets are cash and cash items, government securities, and securities of other regulated investment companies.  For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment.  In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions are considered securities issued by the same issuer.

Compliance with Applicable Requirements.  If, for any taxable year, a fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement, then all of its taxable income becomes subject to federal, and possibly state, income tax at regular corporate rates (without any deduction for distributions to its shareholders).  In addition, if, for any taxable year, a fund fails to qualify as a regulated investment company, or otherwise fails to comply with the diversification (or other) requirements of Section 817(h) of the Code and the regulations thereunder, owners of variable life insurance contracts and variable annuity contracts who have indirectly invested in the fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral.  Accordingly, compliance with the above requirements is carefully monitored by the Investment Adviser and each fund intends to comply with these requirements as they exist or as they may be modified from time to time.  Compliance with the tax requirements described above may result in lower total return for a fund than would otherwise be the case, since, to comply with the above requirements, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Investment Adviser might otherwise select.

Capital Loss Carryforward.  As of December 31, 2009, the following funds had capital loss “carryforwards” as indicated below.  To the extent provided in the Code and regulations thereunder, a fund may carry forward such capital losses to offset realized capital gains in future years.
	Carryover Expiring in:
Fund	2010	2011	2012	2013	2014	2015	2016	2017
Target Retirement 2020	–	–	–	–	–	–	–	225,054
Target Retirement 2030	–	–	–	–	–	–	40,540	140,356
Target Retirement 2040	–	–	–	–	–	–	28,331	13,390

Investments in Foreign Securities.  If a fund purchases foreign securities, interest and dividends received by the fund may be subject to income withholding or other taxes imposed by foreign countries and U.S. possessions that could reduce the return on these securities.  Tax treaties and conventions between the United States and certain foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a fund would be subject.  Also, many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.  The effective rate of foreign tax cannot be predicted since the amount of fund assets to be invested within various countries is uncertain.  However, the Trust intends to operate so as to qualify for treaty-reduced tax rates when applicable.

A fund may invest in the stock of certain foreign companies that constitute passive foreign investment companies (“PFICs”).  There are several elections available under federal law to determine how the fund’s shareholders will be taxed on PFIC investments.  Depending upon the election the fund selects, the fund’s shareholders may be subject to federal income taxes (either capital or ordinary) with respect to a taxable year attributable to a PFIC investment, even though the fund receives no distribution from the PFIC and does not dispose of the PFIC investment during such year, and/or the fund’s shareholders may be subject to federal income taxes upon the disposition of the PFIC investments.  Any fund that acquires stock in foreign corporations may limit and/or manage its holdings in PFICs to minimize its tax liability.

If more than 50% of the value of a fund’s total assets at the close of its taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the IRS that would enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by it.  Pursuant to the election, a fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his proportionate share of those taxes, (2) treat his share of those taxes and of any dividend paid by the fund that represents income from foreign or U.S. possessions sources as his own income from those sources, and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax.  Each fund will report to its shareholders shortly after each taxable year their respective share of its income from sources within, and taxes paid to, foreign countries and U.S. possessions if it makes this election.  The Code may limit a shareholder’s ability to claim a foreign tax credit.  Shareholders who elect to deduct their portion of the fund’s foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Investments with Original Issue Discount.  Each fund that invests in certain payment-in-kind instruments, zero coupon securities or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if the fund elects to include market discount in current income) must accrue income on such investments prior to the receipt of the corresponding cash.  However, because each fund must meet the 90% distribution requirement to qualify as a regulated investment company, a fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

Federal Tax Treatment of Options, Futures and Foreign Currency Transactions.  Certain option transactions have special tax results for the funds.  Expiration of a call option written by a fund will result in short-term capital gain.  If the call option is exercised, the fund will realize a gain or loss from the sale of the security covering the call option and, in determining such gain or loss, the option premium will be included in the proceeds of the sale.

If a fund writes options other than “qualified covered call options,” as defined in Section 1092 of the Code, or purchases puts, any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.

A fund’s investment in Section 1256 contracts, such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules.  All Section 1256 contracts held by a fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund’s income as if each position had been sold for its fair market value at the end of the taxable year.  The resulting gain or loss will be combined with any gain or loss realized by a fund from positions in Section 1256 contracts closed during the taxable year.  Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by a fund.

The preceding rules regarding options, futures and foreign currency transactions may cause a fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement described above.  To mitigate the effect of these rules and prevent disqualification of a fund as a regulated investment company, the Trust seeks to monitor transactions of each fund, seeks to make the appropriate tax elections on behalf of each fund and seeks to make the appropriate entries in each fund’s books and records when the fund acquires any option, futures contract or hedged investment.

The federal income tax rules applicable to interest rate swaps, caps and floors are unclear in certain respects, and a fund may be required to account for these transactions in a manner that, in certain circumstances, may limit the degree to which it may utilize these transactions.

Contract Owner Taxation

Under current law, owners of variable life insurance contracts and variable annuity contracts and employee benefit plan participants who are indirectly invested in a fund generally are not subject to federal income tax on fund earnings or distributions or on gains realized upon the sale or redemption of fund shares until they are withdrawn from the contract or plan.  For information concerning the federal income tax consequences to the owners of variable life insurance contracts and variable annuity contracts, see the prospectuses for such contracts.  For information concerning the federal income tax consequences to plan participants, see the summary plan description or contact your plan administrator.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on a fund or an investor.  There may be other federal, state, local or foreign tax considerations applicable to a particular fund or investor.  Investors are urged to consult their own tax advisors.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees has appointed Deloitte & Touche LLP, independent registered public accounting firm, located at
555 East Wells Street, Suite 1400, Milwaukee, Wisconsin 53202  to perform the annual audits of the funds.

FINANCIAL STATEMENTS

The funds’ audited financial statements, including the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, and financial highlights included in the funds’ 2009 annual report to shareholders, are incorporated herein by reference. Copies of the annual report may be obtained free of charge by writing to CUNA Mutual Insurance Society, 2000 Heritage Way, Waverly, Iowa 50677; or by calling 1-800-798-5500.

Because the Target Retirement 2050 Fund is new, the fund does not yet have audited financial statements.

APPENDIX A - SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

Each of the funds has adopted the proxy voting policies and procedures of its investment adviser, Madison Asset Management, LLC (“Madison”), which are set forth below.

MADISON ASSET MANAGEMENT, LLC
PROXY VOTING POLICIES AND PROCEDURES

Madison’s policies regarding voting the proxies of securities held in client accounts depend on the nature of its relationship to the client. When Madison is an ERISA fiduciary of an account, there are additional considerations and procedures than for all other (regular) accounts. In all cases, when Madison votes client proxies, it must do so in the client’s best interests as described below by these policies.

Regular Accounts
Madison does not assume the role of an active shareholder when managing client accounts. If Madison is dissatisfied with the performance of a particular company, it will generally reduce or terminate the fund’s position in the company rather than attempt to force management changes through shareholder activism.

Making the Initial Decision on How to Vote the Proxy
As stated above, Madison’s goal and intent is to vote all proxies in the client’s best interests. For practical purposes, unless Madison makes an affirmative decision to the contrary, when it votes a proxy as the board of directors of a company recommends, it means Madison agrees with the board that voting in such manner is in the interests of its clients as shareholders of the company for the reasons stated by the board. However, if Madison believes that voting as the board of directors recommends would not be in a client’s best interests, then Madison must vote against the board’s recommendation.

As a matter of standard operating procedure, all proxies received shall be voted (by telephone or Internet or through a proxy voting service), unless Madison is not authorized to vote proxies. When the client has reserved the right to vote proxies in his/her/its account, Madison must make arrangements for proxies to be delivered directly to such client from its custodian and, to the extent any such proxies are received by Madison inadvertently, promptly forward them to the client.

Documenting Madison’s Decisions
In cases where a proxy will NOT be voted or, as described below, voted against the board of directors recommendation, Madison’s policy is to make a notation to the file containing the records for such security (e.g., Corporation X research file, because Madison may receive numerous proxies for the same company and it is impractical to keep such records in the file of each individual client) explaining Madison’s action or inaction, as the case may be.

Alternatively, or in addition to such notation, Madison may include a copy of the rationale for such decision in the appropriate equity correspondence file.

Why would voting as the board recommends NOT be in the client’s best interests?
Portfolio management must, at a minimum, consider the following questions before voting any proxy:

1. Is the board of directors recommending an action that could dilute or otherwise diminish the value of the client’s position? (This question is more complex than it looks: Madison must consider the time frames involved for both the client and the issuer. For example, if the board of directors is recommending an action that might initially cause the position to lose value but will increase the value of the position in the long-term, Madison would vote as the board recommended for if Madison is holding the security for clients as a long-term investment. However, if the investment is close to Madison’s valuation limits and Madison is anticipating eliminating the position in the short-term, then it would be in its clients’ best interests to vote against management’s recommendation.)

2. If so, would Madison be unable to liquidate the affected securities without incurring a loss that would not otherwise have been recognized absent management’s proposal?

3. Is the board of directors recommending an action that could cause the securities held to lose value, rights or privileges and there are no comparable replacement investments readily available on the market? (For example, a company can be uniquely positioned in the market because of its valuation compared with otherwise comparable securities such that it would not be readily replaceable if Madison were to liquidate the position. In such a situation, Madison might vote against management’s recommendation if Madison believe a “No” vote could help prevent future share price depreciation resulting from management’s proposal or if Madison believe the value of the investment will appreciate if management’s proposal fails. A typical recent example of this type of decision is the case of a board recommendation not to expense stock options, where Madison would vote against management’s recommendation because Madison believes expensing such options will do more to enhance shareholder value going forward.)

4. Would accepting the board of directors recommendation cause Madison to violate its client’s investment guidelines? (For example, a board may recommend merging the company into one that is not permitted by client investment guidelines, e.g. a tobacco product company, a foreign security that is not traded on any U.S. exchange or in U.S. dollars, etc., restrictions often found in client investment guidelines. This would be an unusual situation and it is possible Madison would, nevertheless, vote in favor of a board’s recommendation in anticipation of selling the investment prior to the date any vote would effectively change the nature of the investment as described. Moreover, this does not mean Madison will consider any client-provided proxy voting guidelines. Madison’s policy is that client investment guidelines may not include proxy voting guidelines if Madison will vote account proxies. Rather, Madison will only vote client proxies in accordance with these guidelines. Clients who wish their account proxies to be voted in accordance with their own proxy voting guidelines must retain proxy voting authority for themselves.)

Essentially, Madison must “second guess” the board of directors to determine if their recommendation is in the best interests of its clients, regardless of whether the board thinks its recommendation is in the best interests of shareholders in general. The above questions should apply no matter the type of action subject to the proxy. For example, changes in corporate governance structures, adoption or amendments to compensation plans (including stock options) and matters involving social issues or corporate responsibility should all be reviewed in the context of how it will affect Madison’s clients’ investment.

In making its decisions, to the extent Madison relies on any analysis outside of the information contained in the proxy statements, Madison must retain a record of such information in the same manner as other books and records (two years in the office, five years in an easily accessible place). Also, if a proxy statement is NOT available on the SEC’s EDGAR database, Madison must keep a copy of the proxy statement.

Addressing Conflicts of Interest
Although it is not likely, in the event there is a conflict of interest between Madison and its client in connection with a material proxy vote (for example, (1) the issuer or an affiliate of the issuer is also a client or is actively being sought as a client or (2) Madison has a significant business relationship with the issuer such that voting in a particular manner could jeopardize this client and/or business relationship), Madison’s policy is to alert affected client(s) of the conflict before voting and indicate the manner in which Madison will vote. In such circumstances, Madison’s client(s) may instruct it to vote in a different manner. In any case, Madison must obtain client consent to vote the proxy when faced with a conflict of interest. If the conflict involves a security held by a mutual fund Madison manages, then Madison must present the material conflict to the board of the applicable fund for consent or direction to vote the proxies. If the conflict involves a security held by wrap accounts, then Madison may present the conflict to the wrap sponsor, as its agent, to obtain wrap client consent or direction to vote the proxies. Note that no conflict generally exists for routine proxy matters such as approval of the independent auditor (unless, of course, the auditor in question is a client, Madison is seeking the auditor as a client or Madison has a significant business relationship with the auditor), electing an uncontested board of directors, etc.

In the event it is impractical to obtain client consent to vote a proxy when faced with a conflict of interest, or at the request of the applicable fund board, Madison will employ the services of an independent third party “proxy services firm” to make the proxy voting decision in accordance with Rule 206(4)-6 under the Investment Advisors Act of 1940, as amended.

Once any member of the relevant portfolio management team determines that it would be in Madison’s clients’ best interests to vote AGAINST management recommendations (or, for Madison Scottsdale and Concord Asset Management, any particular portfolio manager makes such determination), then the decision should be brought to the attention of the

Investment Committee, or any subcommittee appointed by the Investment Committee from among its members (such subcommittee may be a single person), to ratify the decision to stray from Madison’s general policy of voting with management. Such ratification need not be in writing.

The Investment Committee or any subcommittee appointed by the Investment Committee from among its members (such subcommittee may be a single person) shall monitor potential conflicts of interest between Madison and clients that would affect the manner by which Madison votes a proxy. Madison maintains a “conflicted list” for proxy voting purposes.

As of January 1, 2004, Jay Sekelsky represents the Investment Committee subcommittee described above.

Voting Proxies of Securities No Longer Owned
We may be entitled to vote a proxy because a security was held in a client portfolio on the record date but have subsequently sold the security from the client’s account prior to the meeting date to which the proxy relates.  In such situations, our vote has no economic value to the client who is not a shareholder of the company soliciting the proxy vote.  Therefore, our policy is to vote proxies of securities no longer owned in accordance with management recommendation or, if practical, not vote them at all.

Special Considerations for MEMBERS Mutual Funds and Ultra Series Fund
The proxy voting policy and procedures of MEMBERS Mutual Funds and the Ultra Series Fund, (the “Trusts”), reflect the policies and procedures of the Trust’s investment advisor, Madison Asset Management, LLC (“Madison”) and are incorporated into the Madison Investment <r>Holdings</r>, Inc. written compliance and procedures manual.  In addition, the Trusts’ policies incorporate the proxy voting policies and procedures of Madison’s current subadvisers: Shenkman Capital Management, Inc., Lazard Asset Management LLC, Wellington Management Company, LLP, Paradigm Asset Management Company, LLC and Mondrian Investment Partners Limited.

With respect to the proxy voting function relative to the Trusts, each Trust’s Board of Trustees has delegated this function to Madison. In general, with respect to proxies to be voted on behalf of the Trusts’ sub-advised funds, or portions of such funds, Madison currently intends to delegate its voting responsibilities hereunder, such that that the respective subadvisers of such funds, or portions of such funds, will vote such proxies in accordance with their own proxy voting policies and procedures. Notwithstanding the foregoing, Madison reserves the right at any time to reassume the responsibility of voting proxies relative to one or more of the sub-advised portfolios of the Trusts. Madison currently intends to monitor, by requesting periodic certifications from each of the subadvisers, the voting of each of the subadvisers to confirm consistency with each such subadviser’s proxy voting policies and procedures and to seek assurance that conflicts of interest have been adequately monitored and resolved. Madison will use reasonable efforts to ensure that each Trust’s Board of Trustees is timely notified of any material changes to the proxy voting policies and procedures of each of the subadvisers as the relevant subadvisers have specifically brought to the attention of Madison, if, in Madison’s judgment, such notification is necessary for the Board’s fulfillment of its responsibilities hereunder.

Madison recognizes that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more subadvisers (e.g., when more than one fund, or two managed portions of the same fund, hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant proxy voting policies will result in proxies being voted inconsistently. It is Madison’s position that such circumstances will not be deemed to suggest improper action on the part of any subadviser, and that neither Madison nor the Trusts will be required to take any action with respect to such instances, in the absence of other compelling factors that would necessitate such action.

ERISA Fiduciary Accounts
As a general rule, an ERISA plan Trustee is required to vote proxies. However, the fiduciary act of managing plan assets includes the responsibility to vote proxies on plan-owned stock when the named fiduciary has delegated management responsibility to an investment manager. Therefore, unless another named fiduciary (Trustee, another investment manager, consultant, plan administrator, employer, etc.) for any ERISA client expressly reserves the right to vote proxies, Madison is required to do so. In most cases, the plan document will specify who is required to vote proxies.

It is important that Madison’s investment management agreement (or the ERISA client’s plan document) (collectively, the “Contracts”) address the issue of who is responsible for voting proxies.

1. If the Contracts expressly preclude Madison from voting proxies, then the Trustee must vote proxies attributable to its ERISA client’s accounts.
2. On the other hand, if the Contracts are silent or simply state that Madison “may” vote proxies, then it is its fiduciary duty to affirmatively vote under ERISA.

ERISA requires Madison, when it is responsible for voting proxies:
1. To maintain voting records for review by the named fiduciary of the plan; and
2. Ensure that the custodian (or plan Trustee, as the case may be) forwards to Madison all proxies received so that Madison may vote them in a timely manner.

Madison’s general policy is to vote all ERISA plan proxies received in the same manner as Madison vote non-ERISA plan proxies described above. Again, as a matter of standard operating procedure, all proxies received shall be voted (by telephone or Internet).

Additional Recordkeeping Rules Related to Proxy Voting
Madison must keep any written documents (including email) Madison prepared that were material to making a decision on how to vote a proxy (or that memorialized the basis for its decision). As noted above, Madison need not keep a copy of the actual proxy statements Madison received if they are available on the SEC’s EDGAR database.

Madison must keep in the applicable client file records of written client requests for proxy voting information. Madison must, of course, also keep a copy in the client file of any of its written responses to clients who asked for such information either in writing or orally.

Madison retained the services of ProxyEdge to maintain the records of the proxy votes Madison cast on behalf of clients. To the extent Madison votes any proxies outside of this service (for example, for logistical purposes, certain Madison Scottsdale proxies may not be maintained by this service), then copies of the voted proxy must be maintained in the applicable client or research file, as the case may be.

Last updated July 28, 2010

PART C
OTHER INFORMATION

Ultra Series Fund
Item 23.  Exhibits

See “Exhibit Index.”

Item 24.  Persons Controlled by or Under Common Control With Registrant

Class I and II shares of the Ultra Series Fund (the “Registrant”) are currently sold to CUNA Mutual Insurance Society and its affiliates, separate accounts and qualified retirement plans.  CUNA Mutual Insurance Society is a mutual life insurance company and therefore is controlled by its contract owners.

Item 25. Indemnification

Article 5.3 of Registrant’s Declaration of Trust provides as follows:  Each officer, Trustee or agent of the Ultra Series Fund shall be indemnified by the Ultra Series Fund to the full extent permitted under the General Laws of the State of Massachusetts and the Investment Company Act of 1940, as amended, except that such indemnity shall not protect any such person against any liability to the Ultra Series  Fund or any shareholder thereof to which such person would otherwise be subject by reason of willful  misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). Indemnification shall be made when (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought, that the person to be  indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision,  a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of a majority of the quorum of Trustees who are not  "interested  persons" of the Ultra Series Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940, or (b) an  independent legal counsel in a written opinion.  The Ultra Series Fund may, by vote of a majority of a quorum of Trustees who are not interested persons, advance attorneys' fees or other expenses incurred by officers, Trustees, investment advisers or principal underwriters, in defending a proceeding upon the undertaking by or on behalf of the person to be indemnified to repay the advance unless it is ultimately determined that he is entitled to indemnification.  Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Ultra Series Fund shall be insured  against losses arising by reason of any lawful  advances, or (3) a majority of a quorum of the disinterested non-party Trustees of the Ultra Series Fund,  or an independent legal counsel in a written opinion, shall determine, based on a review of readily  available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

Registrant also maintains directors’ and officers’ liability insurance for the benefit of Registrant’s trustees and as well as the officers and directors of the Registrant’s advisor and its affiliates (referred to as an “Insured” or the “Insureds”). The policy does not protect against any liability resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of an Insured’s office.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to any provision of the Registrant’s Declaration of Trust, the Registrant and its officers and Trustees have been advised that in the opinion of the Securities and Exchange Commission (the “SEC”), such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by an Insured in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, subject to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

The investment adviser for Registrant is Madison Asset Management, LLC (“MAM”).  See the section in Part A entitled “Investment Adviser” for a more complete description.

To the best of Registrant’s knowledge, none of the officers and directors of MAM is or has been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years (other than their association with MAM and its affiliates, including Madison Investment Holdings, Inc.(“MIH”)).  See the section in Part B entitled “Management of the Trust – Trustees and Officers” for more information regarding the officers and directors of MAM and MIH.  Also refer to Part I of MAM’s and MIH’s Uniform Application for Investment Advisor Registration on Form ADV, as filed with the SEC.

Item 27.  Principal Underwriter

a.
Mosaic Funds Distributor, LLC (“MFD”), a registered broker-dealer, is the principal distributor of Registrant’s shares.  MFD does not act as principal underwriter, distributor, depositor or investment adviser for any investment company other than Registrant, the MEMBERS Mutual Funds, and Madison Mosaic Equity, Tax-Free, Government Money Market and Income Trusts.  The principal business address for MFD is 550 Science Drive, Madison, WI 53711.  MFD is a wholly owned subsidiary of MIH.

b.	The officers and directors of MFD are as follows:

Name and Principal Business Address	Positions and Offices with the Underwriter	Positions and Offices with Registrant
W. Richard Mason*	General Securities Principal, Chief Compliance Officer and Financial Operations Principal	Chief Compliance Officer, Corporate Counsel and Assistant Secretary

Pamela M. Krill**	General Counsel and Corporate Secretary	General Counsel, Chief Legal Officer and Assistant Secretary

Elizabeth A. Dettman**	Corporate Accountant	None

Lydia R. Kiebzak**	Branch Manager	None

Amy Davis**	Mutual Fund Securities Principal	None

Frank E. Burgess**, ***	President of Managing Member	Vice President

*The principal business address of this persons is:  8777 North Gainey Center Drive, Scottsdale, AZ 85258.
**The principal business address of these persons is:  550 Science Drive, Madison, WI 53711.
***Mr. Burgess is the President of MIH, which is the managing member of MFD.

c.	There have been no commissions or other compensation paid by Registrant to unaffiliated principal underwriters.

Item 28.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained by:

a.	Madison Asset Management, LLC

550 Science Drive

Madison, WI 53711

b.	Mosaic Funds Distributor, LLC
8777 North Gainey Center Drive, Suite 220
Scottsdale, AZ 85258

c.	CUNA Mutual Insurance Society
2000 Heritage Way
Waverly, Iowa 50677

d.	State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

e.	U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, State of Wisconsin, on the 5th day of November 2010.

Ultra Series Fund

By:           /s/ Katherine L. Frank
Katherine L. Frank
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.
Name	Title	Date
/s/Katherine L. Frank	President and Trustee (Principal Executive Officer)	November 5, 2010
Katherine L. Frank

/s/Greg D. Hoppe	Treasurer (Principal Financial Officer)	November 5, 2010
Greg D. Hoppe

*	Trustee	November 5, 2010
Lorence D. Wheeler

*	Trustee	November 5, 2010
James R. Imhoff, Jr.

*	Trustee	November 5, 2010
Philip E. Blake

*	Trustee	November 5, 2010
Steven P. Riege

*	Trustee	November 5, 2010
Richard E. Struthers

*By: /s/ Pamela M. Krill
Pursuant to Power of Attorney (see Exhibit (q) to this Registration Statement)

Exhibit Index

	Exhibit	Incorporated by Reference to	Filed Herewith
(a)	Amended and Restated Declaration of Trust dated January 1, 2011		X
(b)	Amended and Restated Bylaws	Post-Effective Amendment (“PEA”) No. 19 to this Form N-1A Registration filed on February 28, 1997
(c)	See Exhibits (a) and (b)
(d.1)	Amended and Restated Management Agreement with Madison Asset Management (“MAM”) effective January 1, 2011		X
(d.2)	Investment Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”) effective July 1, 2009 (Small Cap Fund)	PEA No. 46 to this Form N-1A Registration Statement filed on October 9, 2009

(d.3)	Investment Sub-Advisory Agreement with Lazard Asset Management effective July 1, 2009 (International Stock Fund)	PEA No. 46 to this Form N-1A Registration Statement filed on October 9, 2009
(d.4)	Investment Sub-Advisory Agreement with Shenkman Capital Management effective July 1, 2009 (High Income Fund)	PEA No. 46 to this Form N-1A Registration Statement filed on October 9, 2009
(e)	Distribution Agreement with Mosaic Funds Distributor, LLC (“MFD”) effective July 1, 2009	PEA No. 45 to this Form N-1A Registration Statement filed on August 19, 2009
(f)	Not Applicable
(g.1)	Mutual Fund Custody Agreement between Ultra Series Fund and State Street Bank and Trust Company (“SSB”) effective April 30, 1997	PEA No. 22 to this Form N-1A Registration Statement filed on February 12, 1999
(g.2)	Amendment No. 1 to Mutual Fund Custody Agreement effective May 1, 1999	PEA No. 23 to this Form N-1A Registration Statement filed on April 23, 1999
(g.3)	Amendment to Mutual Fund Custody Agreement effective December 2, 1999	PEA No. 26 to this Form N-1A Registration Statement filed on September 28, 2000
(g.4)	Amendment No. 2 to Mutual Fund Custody Agreement effective October 15, 2000	PEA No. 28 to this Form N-1A Registration Statement filed on April 12, 2001
(g.5)	Amendment No. 3 to Mutual Fund Custody Agreement effective October 15, 2000	PEA No. 27 to this Form N-1A Registration Statement filed on October 10, 2000
(g.6)	Amendment No. 4 to Mutual Fund Custody Agreement effective March 14, 2001	PEA No. 28 to this Form N-1A Registration Statement filed on April 12, 2001
(g.7)	Amendment No. 5 to Mutual Fund Custody Agreement effective May 1, 2002	PEA No. 31 to this Form N-1A Registration Statement filed on April 28, 2004
(g.8)	Amendment No. 6 to Mutual Fund Custody Agreement effective May 1, 2007	PEA No. 40 to this Form N-1A Registration Statement filed on September 27, 2007
(g.9)	Amendment No. 7 to Mutual Fund Custody Agreement effective October 1, 2007	PEA No. 40 to this Form N-1A Registration Statement filed on September 27, 2007
(g.10)	Services Agreement between Ultra Series Fund and SSB effective October 1, 2001	PEA No. 44 to this Form N-1A Registration filed on April 17, 2009
(g.11)	Amendment No. 1 to Services Agreement with SSB effective June 30, 2006	PEA No. 44 to this Form N-1A Registration filed on April 17, 2009
(g.12)	Amendment No. 2 to Services Agreement with SSB effective July 1, 2008	PEA No. 44 to this Form N-1A Registration filed on April 17, 2009
(g.13)	Assignment of Services Agreement with SSB from MEMBERS Capital Advisors, Inc. to MAM, effective July 1, 2009	PEA No. 46 to this Form N-1A Registration Statement filed on October 9, 2009
(g.14)	Custody Agreement with U.S. Bank, N.A. (for Equity Income Fund only) dated November 1, 2009	PEA No. 49 to this Form N-1A Registration Statement filed on March 1, 2010
(h.1a)	Amended and Restated Fund Participation Agreement between Ultra Series Fund, CUNA Mutual Insurance Society (“CMIS”) and MFD effective July 1, 2009 (variable products)	Initial filing of Form N-14 Registration Statement (File No. 333-164840) filed on February 10, 2010
(h.1bi)	Amendment No. 1 to Amended and Restated Fund Participation Agreement between Ultra Series Fund, CMIS and MFD effective September 8, 2009 (variable products)	PEA No. 46 to this Form N-1A Registration Statement filed on October 9, 2009
(h.1bii)	Amendment No. 2 to Amended and Restated Fund Participation Agreement between Ultra Series Fund, CMIS and MFD effective December 4, 2009 (variable products)	Form N-14 Registration Statement (File No. 333-164840) filed on February 10, 2010
(h.1biii)	Amendment No. 3 to Amended and Restated Fund Participation Agreement between Ultra Series Fund, CMIS and MFD effective November 30, 2010 (variable products)		X
(h.1c)	Rule 22c-2 Shareholder Information Agreement between Ultra Series Fund and CMIS dated October 16, 2006 (variable products)	Form N-4 Registration Statement of CMIS Separate Account (File No. 333-148426) filed on January 2, 2008
(h.1d)	Amended and Restated Fund Participation Agreement between Ultra Series Fund, CMIS and CUNA Brokerage Services, Inc. (“CBSI”) dated September 22, 2008 (retirement plans)	PEA No. 43 to this Form N-1A Registration Statement filed on December 18, 2008
(h.1e)	Consent to Assignment and Amendment of Fund Participation Agreement between Ultra Series Fund, CMIS, CBSI and MFD effective July 1, 2009 (retirement plans)	PEA No. 46 to this Form N-1A Registration Statement filed on October 9, 2009
(h.1f)	Information Sharing Agreement between Ultra Series Fund and CMIS dated September 22, 2008 (retirement plans)	PEA No. 43 to this Form N-1A Registration Statement filed on December 18, 2008
(h.1g)	First Amendment to Information Sharing Agreement between Ultra Series Fund and CMIS effective July 1, 2009 (retirement plans)	PEA No. 46 to this Form N-1A Registration Statement filed on October 9, 2009
(h.2a)	Investment Accounting Agreement between SSB and Ultra Series Fund effective October 28, 2000	PEA No. 28 to this Form N-1A Registration Statement filed on April 12, 2001
(h.2b)	Amendment to Investment Accounting Agreement with SSB effective November 5, 2004	PEA No. 33 to this Form N-1A Registration Statement filed on April 28, 2005
(h.2c)	Amendment #3 to Investment Accounting Agreement with SSB effective June 30, 2006	PEA No. 40 to this Form N-1A Registration Statement filed on September 27, 2007
(h.2d)	Amendment #4 to Investment Accounting Agreement with SSB effective May 1, 2007	PEA No. 40 to this Form N-1A Registration Statement filed on September 27, 2007
(h.2e)	Amendment #5 to Investment Accounting Agreement with SSB effective October 1, 2007	PEA No. 40 to this Form N-1A Registration Statement filed on September 27, 2007
(h.3)	Administrative Services Letter Agreement between MFD and CMIS relating to the Class II Shares effective July 1, 2009	PEA No. 46 to this Form N-1A Registration Statement filed on October 9, 2009
(h.4)	Limited Services Agreement between Ultra Series Fund and MAM effective July 1, 2019	PEA No. 46 to this Form N-1A Registration Statement filed on October 9, 2009
(h.5)	Transfer Agent and Dividend Disbursing Agent Agreement between CMIS and MAM (on behalf of Ultra Series Fund) effective July 1, 2009	PEA No. 46 to this Form N-1A Registration Statement filed on October 9, 2009
(i.1)	Opinion and Consent of Counsel (original)	PEA No. 19 to this Form N-1A Registration Statement filed on February 28, 1997
(i.2)	Opinion and Consent of Counsel (for Target Date Funds)	PEA No. 40 to this Form N-1A Registration Statement filed on September 27, 2007
(i.3)	Opinion and Consent of Steven R. Suleski dated April 17, 2009 (for Class II shares)	PEA No. 44 to this Form N-1A Registration filed on April 17, 2009
(j)	Consent of Deloitte & Touche LLP	PEA No. 48 to this Form N-1A Registration Statement filed on April 16, 2010
(k)	Not Applicable
(l.1)	Subscription Agreement between Ultra Series Fund and CUNA Mutual Life Insurance Company effective October 31, 2000 (for Mid Cap Growth (formerly Emerging Growth) & International Stock Funds)	PEA No. 28 to this Form N-1A Registration Statement filed on April 12, 2001
(l.2)	Subscription Agreement between Ultra Series Fund and CUMIS Insurance Society effective October 31, 2000 (for High Income & Global Securities Funds)	PEA No. 28 to this Form N-1A Registration Statement filed on April 12, 2001
(l.3)	Subscription Agreement between Ultra Series Fund and CMIS effective October 1, 2007 (for Target Date Funds)	PEA No. 40 to this Form N-1A Registration Statement filed on September 27, 2007
(l.4)	Subscription Agreement between Ultra Series Fund and CUMIS Insurance Society, Inc. effective May 1, 2009 (Class II shares)	PEA No. 44 to this Form N-1A Registration filed on April 17, 2009
(1.5)	Subscription Agreement with Madison Asset Management, LLC dated as of May 1, 2010 (for Equity Income Fund)	PEA No. 48 to this Form N-1A Registration Statement filed on April 16, 2010
(l.6)	Subscription Agreement with Madison Asset Management, LLC dated as of January 1, 2011 (for Target 2050 Fund)		X
(m)	Amended and Restated Distribution and Service Plan for Class II Shares effective November 30, 2010		X
(n)	Amended and Restated Multi-Class Plan (Pursuant to Rule 18f-3) effective July 1, 2009	PEA No. 45 to this Form N-1A Registration Statement filed on August 19, 2009
(o)	Reserved
(p.1)	Madison Asset Management, LLC, Mosaic Funds Distributor, LLC, MEMBERS Mutual Funds and the Ultra Series Funds Code of Ethics effective May 24, 2010	PEA No. 49 to this Form N-1A Registration Statement filed on August 24, 2010
(p.2)	Lazard Asset Management LLC’s Code of Ethics effective November, 2008	PEA No. 44 to this Form N-1A Registration filed on April 17, 2009
(p.3)	Wellington Management Company’s Code of Ethics effective October 1, 2008	PEA No. 43 to this Form N-1A Registration Statement filed on December 18, 2008
(p.4)	Shenkman Capital Management, Inc.’s Code of Ethics effective July 1, 2008	PEA No. 43 to this Form N-1A Registration Statement filed on December 18, 2008
(q)	Powers of Attorney for each Trustee of the Ultra Series Fund	PEA No. 49 to this Form N-1A Registration Statement filed on March 1, 2010
____________________

X  Filed herewith.